Short-Term Investment-Grade Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (12.8%)
U.S. Government Securities (12.8%)
	United States Treasury Note/Bond	4.375%	10/31/24	10,000	9,886
	United States Treasury Note/Bond	0.750%	11/15/24	10,000	9,495
	United States Treasury Note/Bond	4.500%	11/30/24	10,000	9,897
	United States Treasury Note/Bond	1.000%	12/15/24	5,000	4,747
	United States Treasury Note/Bond	4.625%	2/28/25	5,000	4,954
	United States Treasury Note/Bond	3.875%	3/31/25	15,000	14,700
[1]	United States Treasury Note/Bond	3.875%	4/30/25	52,047	50,974
	United States Treasury Note/Bond	4.250%	5/31/25	4,000	3,940
	United States Treasury Note/Bond	0.250%	6/30/25	10,000	9,189
	United States Treasury Note/Bond	4.750%	7/31/25	4,400	4,370
[2]	United States Treasury Note/Bond	3.750%	4/15/26	54,259	52,767
	United States Treasury Note/Bond	3.625%	5/15/26	25,523	24,741
	United States Treasury Note/Bond	2.125%	5/31/26	4,000	3,728
	United States Treasury Note/Bond	1.875%	7/31/26	4,000	3,690
	United States Treasury Note/Bond	4.375%	8/15/26	13,444	13,276
	United States Treasury Note/Bond	2.375%	5/15/27	5,170	4,768
	United States Treasury Note/Bond	4.125%	10/31/27	4,974	4,868
	United States Treasury Note/Bond	3.875%	12/31/27	4,000	3,877
	United States Treasury Note/Bond	0.750%	1/31/28	7,447	6,314
	United States Treasury Note/Bond	1.250%	6/30/28	8,478	7,259
	United States Treasury Note/Bond	4.000%	6/30/28	1,899	1,848
	United States Treasury Note/Bond	1.000%	7/31/28	8,038	6,780
	United States Treasury Note/Bond	1.125%	8/31/28	3,084	2,612
	United States Treasury Note/Bond	1.250%	9/30/28	3,377	2,869
	United States Treasury Note/Bond	4.625%	9/30/28	11,000	11,005
	United States Treasury Note/Bond	1.500%	11/30/28	4,000	3,428
Total U.S. Government and Agency Obligations (Cost $280,139)					275,982
Asset-Backed/Commercial Mortgage-Backed Securities (2.2%)
[3,4]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	252	246
[3,4]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	86	82
[3,4]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	80	78
[3,4]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	97
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	250	244
[4]	Americredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	400	398
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	270	258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2021-2A	1.660%	2/20/28	120	105
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	270	267
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	100	99
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	160	160
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	102
[4,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.488%	9/15/48	40	29
[4,5]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.661%	9/20/46	64	51
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	137
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	27
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	314
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	246
[3,4]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	130	129
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	220	211
[4,5]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.884%	5/25/47	86	76
[4,5]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.104%	10/25/36	89	78
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	100	92
[4,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	190	172
[4]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	260	238
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	560	542
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	370	340
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	510	484
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	230	226
[4]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	280	272
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	160	155
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	210	198
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	290	259
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	199	184
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	85
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	97
[4,5]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	180	163
[4,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	90	78
[4,5]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	60	53
[4,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	27
[4,5]	CD Mortgage Trust Class C Series 2018-CD7	5.004%	8/15/51	90	65
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	95
[4,5]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	3.951%	3/20/36	63	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	3.745%	2/25/47	76	65
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	54
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	315	293
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC36	3.349%	2/10/49	170	160
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	168
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	140	114
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.727%	9/10/58	100	74
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.400%	9/15/50	50	35
[4,5]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	4.368%	7/25/37	37	32
[4]	CNH Equipment Trust Class A3 Series 2022-B	3.890%	8/16/27	330	321
[4]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	170	162
[4,5]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	45	45
[3,4]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	33	28
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	113
[4,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.497%	8/15/48	140	100
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	118
[3,4]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	110	109
[3,4]	DLLAD LLC Class A3 Series 2023-1A	5.640%	2/22/28	190	189
[3,4]	DLLMT LLC Class A4 Series 2021-1A	1.240%	6/20/29	230	215
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	77	77
[3,4,5]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	6.229%	10/25/23	160	158
[3,4]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	82	76
[3,4,5]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06 , SOFR30A + 1.700%	7.015%	10/25/23	105	105
[4,5]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR3	3.853%	11/25/36	34	22
[4,5]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR4	4.093%	1/25/37	67	36
[4]	First National Master Note Trust Class A Series 2023-2	5.770%	9/17/29	150	150
[4,5]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	50	49
[4]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	290	290
[4]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.430%	4/15/27	400	399
[3,4]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	430	408
[3,4]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	1,230	1,193
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-B	3.930%	8/15/27	200	192
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	280	278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	191
[3,4]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	216
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	170	160
[3,4]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	177
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	580	569
[3,4,5,6]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	7.415%	10/25/23	97	97
[4]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	260	253
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	950	924
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	560	550
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	420	385
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	340	310
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-3	3.710%	12/16/27	510	489
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	250	247
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	50	49
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	100	94
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	230	214
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	100	97
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	90	86
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	200	196
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	100	97
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	340	333
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	53
[4]	GM Financial Revolving Receivables Trust Class B Series 2023-3	5.880%	8/20/27	180	179
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	87
[4,5]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.924%	11/19/35	10	8
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	300	296
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	280	280
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	200	200
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	840	742
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	229	218
[4,5]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	9
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	181
[4,5]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	100	91
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	20	20
[4,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.657%	9/10/47	410	308
[4,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.791%	10/10/48	110	78
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	330	309
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	140	131
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2023-3A	5.940%	2/25/28	200	199
[3,4]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	100	99
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-4	1.140%	6/21/28	250	232
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2022-2	3.760%	12/18/28	190	183
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	350	347
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	380	350
[4]	Hyundai Auto Receivables Trust Class A4 Series 2022-B	3.800%	8/15/28	540	517
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	280	263
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	270	249
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	230	208
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	250	233
[4]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	530	525
[3,4,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.868%	11/15/43	57	50
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	93	92
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	252
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	224
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	183
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	9
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	144
[3,4]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	140	138
[3,4]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	13	13

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	29	29
[3,4]	Master Credit Card Trust II Class A Series 2023-1A	4.700%	6/21/27	340	333
[4,5]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	4.091%	4/25/34	1	1
[4]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	730	716
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2022-1	5.250%	2/15/29	250	248
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-1	4.310%	4/16/29	190	183
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	5.700%	7/25/33	3	3
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	7.404%	10/1/23	5	5
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	68
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	1,055	997
[4,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.095%	7/15/46	70	53
[4,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.013%	4/15/47	50	49
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	119	113
[3,4]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	175	136
[4,5]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.466%	6/25/36	36	35
[3,4]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	219	171
[3,4]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	19	19
[3,4]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	169	163
[3,4]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	150	150
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	170	167
[3,4]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	230	134
[3,4,5]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, SOFR + 1.114%	6.434%	10/2/23	5	5
[3,4,5]	Pepper Residential Securities Trust No. 24 Class A1U Series 23A, SOFR + 1.064%	6.383%	10/2/23	9	9
[3,4]	PFS Financing Corp. Class A Series 2023-B	5.270%	5/15/28	350	345
[3,4]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/28	160	158
[3,4]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	109	99
[3,4]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	99	93
[3,4]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	100	91
[3,4]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	100	95
[4,5]	RFMSI Series Trust Class 2A1 Series 2006-SA3	5.720%	9/25/36	41	26
[4,5]	RFMSI Trust Class 2A1 Series 2006-SA2	5.335%	8/25/36	122	85
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	90	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	180	174
[3,4]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	600	591
[3,4]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	470	453
[3,4]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	35	34
[3,4]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	130	125
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	273	261
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	388	372
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	3	3
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	48	46
[3,4]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	46	45
[4]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	380	379
[4]	Synchrony Card Funding Trust LLC Class A Series 2022-A2	3.860%	7/15/28	870	843
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	130	129
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	120	120
[3,4]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	340	327
[3,4]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	230	220
[3,4]	T-Mobile US Trust Class A Series 2022-1A	4.910%	5/22/28	410	405
[3,4]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	540	448
[3,4]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	590	548
[3,4]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	440	394
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	570	523
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	720	699
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	330	302
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	330	315
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	440	440
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	350	339
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	134
[3,4]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	19	17
[4]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	880	850
[4]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	690	677
[3,4]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	290	288
[4]	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	570	541
[4]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	390	376
[4,5]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	5.684%	9/25/33	4	4
[4,5]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	4.470%	1/25/33	3	3
[4,5]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	5.612%	8/25/33	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	200	182
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	150	143
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	108
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	68
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	69
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	82
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	200	193
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	150	113
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	95
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.696%	9/15/58	115	97
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	60
[4,5]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.317%	10/25/36	46	40
[3,4,5]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	875	727
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	63	62
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	19	19
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	170	162
[4,5]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.990%	12/15/46	140	131
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	280	210
[4,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	44
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	380	348
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-C	3.680%	9/15/28	430	408
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	270	271
[4]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	300	292
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	140	128
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	140	127
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	100	95
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	130	120
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	140	128
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	150	146
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $51,093)					47,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (82.6%)
Communications (6.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	230	218
[7]	AT&T Inc.	3.550%	11/18/25	1,600	1,672
	AT&T Inc.	3.875%	1/15/26	400	384
	AT&T Inc.	1.700%	3/25/26	7,684	6,972
	AT&T Inc.	2.300%	6/1/27	3,066	2,715
	AT&T Inc.	1.650%	2/1/28	1,940	1,638
	AT&T Inc.	4.100%	2/15/28	1,152	1,076
[7]	AT&T Inc.	1.600%	5/19/28	500	471
	Booking Holdings Inc.	3.600%	6/1/26	500	477
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	125	116
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	8,740	8,541
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	1,080	974
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	930	854
[8]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	1,200	1,253
	Comcast Corp.	3.375%	8/15/25	2,460	2,365
	Comcast Corp.	3.950%	10/15/25	1,260	1,222
	Comcast Corp.	3.150%	3/1/26	1,007	956
[7]	Comcast Corp.	0.000%	9/14/26	1,440	1,354
	Comcast Corp.	2.350%	1/15/27	2,020	1,830
	Comcast Corp.	5.350%	11/15/27	1,000	999
	Comcast Corp.	3.150%	2/15/28	1,141	1,042
	Comcast Corp.	3.550%	5/1/28	1,440	1,336
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	99	88
	Discovery Communications LLC	3.900%	11/15/24	1,492	1,449
	Discovery Communications LLC	3.450%	3/15/25	175	168
	Discovery Communications LLC	3.950%	6/15/25	210	202
	Discovery Communications LLC	4.900%	3/11/26	2,825	2,753
[3]	DISH DBS Corp.	5.250%	12/1/26	70	60
[3]	DISH Network Corp.	11.750%	11/15/27	115	115
	Expedia Group Inc.	4.625%	8/1/27	2,811	2,681
	Fox Corp.	3.050%	4/7/25	2,888	2,769
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	105	90
[3]	Level 3 Financing Inc.	4.625%	9/15/27	50	36
[3]	Level 3 Financing Inc.	4.250%	7/1/28	20	13
[3]	Level 3 Financing Inc.	3.625%	1/15/29	45	25
	Meta Platforms Inc.	3.500%	8/15/27	8,157	7,691
	Meta Platforms Inc.	4.600%	5/15/28	2,895	2,830
	Netflix Inc.	5.875%	2/15/25	45	45
[3]	Netflix Inc.	3.625%	6/15/25	455	438
	Netflix Inc.	4.375%	11/15/26	853	822
	Netflix Inc.	4.875%	4/15/28	3,042	2,948
	Netflix Inc.	5.875%	11/15/28	1,680	1,695
[7]	Netflix Inc.	3.875%	11/15/29	400	408
[3]	Nexstar Media Inc.	5.625%	7/15/27	120	107
[3]	Nexstar Media Inc.	4.750%	11/1/28	100	83
[3]	NTT Finance Corp.	1.162%	4/3/26	3,360	3,014
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	1,060	1,007
	Paramount Global Inc.	4.750%	5/15/25	1,831	1,783
	Paramount Global Inc.	4.000%	1/15/26	660	625
	Rogers Communications Inc.	3.200%	3/15/27	1,505	1,376
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	25	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sky Ltd.	3.750%	9/16/24	630	618
[7]	Sky Ltd.	2.500%	9/15/26	645	653
	Sprint Capital Corp.	6.875%	11/15/28	4,820	4,977
	Sprint LLC	7.625%	3/1/26	560	576
	Take-Two Interactive Software Inc.	3.550%	4/14/25	1,690	1,630
	Take-Two Interactive Software Inc.	3.700%	4/14/27	990	927
	Take-Two Interactive Software Inc.	4.950%	3/28/28	900	869
	Telefonica Emisiones SA	4.103%	3/8/27	2,576	2,427
	T-Mobile USA Inc.	3.500%	4/15/25	8,380	8,084
	T-Mobile USA Inc.	1.500%	2/15/26	1,730	1,568
	T-Mobile USA Inc.	2.250%	2/15/26	1,595	1,469
	T-Mobile USA Inc.	2.625%	4/15/26	220	203
	T-Mobile USA Inc.	3.750%	4/15/27	5,167	4,825
	T-Mobile USA Inc.	5.375%	4/15/27	172	169
	T-Mobile USA Inc.	4.950%	3/15/28	2,522	2,447
	T-Mobile USA Inc.	4.800%	7/15/28	1,275	1,224
[3]	UPC Holding BV	5.500%	1/15/28	60	53
	VeriSign Inc.	5.250%	4/1/25	397	393
	Verizon Communications Inc.	1.450%	3/20/26	3,495	3,154
	Verizon Communications Inc.	2.625%	8/15/26	1,470	1,358
	Verizon Communications Inc.	4.125%	3/16/27	1,510	1,437
	Verizon Communications Inc.	3.000%	3/22/27	2,075	1,902
	Verizon Communications Inc.	2.100%	3/22/28	4,502	3,869
	Verizon Communications Inc.	4.329%	9/21/28	2,220	2,085
[3]	Videotron Ltd.	5.125%	4/15/27	55	52
	Vodafone Group plc	4.125%	5/30/25	1,350	1,316
	Walt Disney Co.	1.750%	1/13/26	569	524
	Walt Disney Co.	3.375%	11/15/26	2,000	1,885
	Walt Disney Co.	3.700%	3/23/27	250	238
	Walt Disney Co.	2.200%	1/13/28	180	159
	Warnermedia Holdings Inc.	3.638%	3/15/25	2,485	2,396
	Warnermedia Holdings Inc.	3.755%	3/15/27	7,684	7,093
	Warnermedia Holdings Inc.	4.054%	3/15/29	487	434
					134,822
Consumer Discretionary (5.9%)
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	59	53
	Amazon.com Inc.	4.600%	12/1/25	3,116	3,074
	Amazon.com Inc.	3.150%	8/22/27	500	465
	Amazon.com Inc.	4.550%	12/1/27	5,810	5,688
	American Honda Finance Corp.	4.600%	4/17/25	3,553	3,495
	American Honda Finance Corp.	5.000%	5/23/25	350	346
	American Honda Finance Corp.	1.200%	7/8/25	1,658	1,535
	American Honda Finance Corp.	4.750%	1/12/26	391	385
	American Honda Finance Corp.	5.250%	7/7/26	220	219
[7]	American Honda Finance Corp.	3.750%	10/25/27	1,000	1,046
	Asbury Automotive Group Inc.	4.500%	3/1/28	130	117
	AutoZone Inc.	3.625%	4/15/25	1,750	1,692
	AutoZone Inc.	3.750%	6/1/27	500	470
	AutoZone Inc.	4.500%	2/1/28	2,040	1,955
[3]	BMW US Capital LLC	1.250%	8/12/26	1,100	979
[3]	BMW US Capital LLC	3.450%	4/1/27	275	258
[3]	Boyne USA Inc.	4.750%	5/15/29	50	44
	Brunswick Corp.	0.850%	8/18/24	750	715
[3]	Caesars Entertainment Inc.	6.250%	7/1/25	80	79
[3]	Carnival Corp.	9.875%	8/1/27	50	52
[3]	Carnival Corp.	6.000%	5/1/29	30	26
[3]	Churchill Downs Inc.	5.500%	4/1/27	200	190
[3]	Churchill Downs Inc.	4.750%	1/15/28	90	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Clarios Global LP	6.750%	5/15/25	72	71
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	5	5
	eBay Inc.	5.900%	11/22/25	605	606
	eBay Inc.	1.400%	5/10/26	1,500	1,343
	eBay Inc.	5.950%	11/22/27	945	954
[3]	ERAC USA Finance LLC	3.850%	11/15/24	1,400	1,367
[3]	ERAC USA Finance LLC	3.800%	11/1/25	665	639
[3]	ERAC USA Finance LLC	3.300%	12/1/26	100	93
[3]	ERAC USA Finance LLC	4.600%	5/1/28	770	738
	Ford Motor Credit Co. LLC	4.134%	8/4/25	2,050	1,944
	Ford Motor Credit Co. LLC	3.375%	11/13/25	160	148
	Ford Motor Credit Co. LLC	6.950%	3/6/26	1,390	1,386
	Ford Motor Credit Co. LLC	6.950%	6/10/26	260	260
	Ford Motor Credit Co. LLC	2.700%	8/10/26	380	338
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	185
	Ford Motor Credit Co. LLC	4.950%	5/28/27	975	915
	Ford Motor Credit Co. LLC	4.125%	8/17/27	715	651
	Ford Motor Credit Co. LLC	3.815%	11/2/27	35	31
	Ford Motor Credit Co. LLC	7.350%	11/4/27	640	653
	Ford Motor Credit Co. LLC	6.800%	5/12/28	1,025	1,023
	General Motors Co.	6.125%	10/1/25	4,175	4,167
	General Motors Financial Co. Inc.	1.200%	10/15/24	1,400	1,330
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,600	1,553
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	97
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,180	1,126
	General Motors Financial Co. Inc.	4.350%	4/9/25	910	885
	General Motors Financial Co. Inc.	2.750%	6/20/25	700	659
	General Motors Financial Co. Inc.	6.050%	10/10/25	3,310	3,293
	General Motors Financial Co. Inc.	1.250%	1/8/26	6,100	5,452
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,100	1,074
	General Motors Financial Co. Inc.	5.400%	4/6/26	1,960	1,919
	General Motors Financial Co. Inc.	1.500%	6/10/26	405	358
	General Motors Financial Co. Inc.	4.000%	10/6/26	792	742
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,195	1,124
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,135	1,000
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,851	1,776
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,985	1,741
	General Motors Financial Co. Inc.	6.000%	1/9/28	670	661
	General Motors Financial Co. Inc.	2.400%	4/10/28	870	740
[7]	General Motors Financial Co. Inc.	4.300%	2/15/29	200	204
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	35	30
[3]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	500	474
[3]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,989	3,558
	Harley-Davidson Inc.	3.500%	7/28/25	900	859
[3]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	260	255
	Home Depot Inc.	2.800%	9/14/27	290	266
	Home Depot Inc.	3.900%	12/6/28	540	509
	Honda Motor Co. Ltd.	2.271%	3/10/25	652	622
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,860	1,690
	Lennar Corp.	4.750%	5/30/25	819	801
	Lennar Corp.	5.250%	6/1/26	1,755	1,728
[3]	Lithia Motors Inc.	4.625%	12/15/27	95	87
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	20	20
[3]	Live Nation Entertainment Inc.	6.500%	5/15/27	350	345
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	55	49
	Lowe's Cos. Inc.	4.400%	9/8/25	1,135	1,110
	Lowe's Cos. Inc.	4.800%	4/1/26	2,800	2,747
	Lowe's Cos. Inc.	3.350%	4/1/27	1,020	949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	1.300%	4/15/28	708	589
	Lowe's Cos. Inc.	1.700%	9/15/28	355	296
	Marriott International Inc.	3.750%	10/1/25	500	480
	Marriott International Inc.	3.125%	6/15/26	190	178
	Marriott International Inc.	5.000%	10/15/27	850	827
[3]	Masonite International Corp.	5.375%	2/1/28	195	181
[3]	Mattel Inc.	5.875%	12/15/27	53	51
	McDonald's Corp.	1.450%	9/1/25	700	648
	McDonald's Corp.	3.500%	7/1/27	900	842
[3]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	875	867
[3]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	2,130	2,120
[3]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	560	508
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	1,760	1,729
[3]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	960	950
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	2,190	2,122
[3]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	2,415	2,365
[3]	Meritage Homes Corp.	3.875%	4/15/29	115	99
	Mohawk Industries Inc.	5.850%	9/18/28	450	447
[3]	NCL Corp. Ltd.	5.875%	2/15/27	38	36
	Newell Brands Inc.	5.200%	4/1/26	170	160
	Newell Brands Inc.	6.375%	9/15/27	220	210
[3]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	1,600	1,561
[3]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	1,040	987
[3]	Penn National Gaming Inc.	5.625%	1/15/27	35	33
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	70	61
	Ross Stores Inc.	0.875%	4/15/26	935	828
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	40	37
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	533	552
[3]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	15	16
	Starbucks Corp.	4.750%	2/15/26	1,055	1,039
	Starbucks Corp.	2.000%	3/12/27	116	103
	Toyota Motor Credit Corp.	3.000%	4/1/25	1,385	1,334
	Toyota Motor Credit Corp.	3.650%	8/18/25	877	848
	Toyota Motor Credit Corp.	0.800%	10/16/25	2,415	2,199
	Toyota Motor Credit Corp.	5.400%	11/10/25	238	238
	Toyota Motor Credit Corp.	4.450%	5/18/26	1,585	1,550
	Toyota Motor Credit Corp.	1.900%	1/13/27	2,700	2,421
	Toyota Motor Credit Corp.	3.050%	3/22/27	4,445	4,121
	Toyota Motor Credit Corp.	4.550%	9/20/27	2,640	2,566
[7]	Toyota Motor Credit Corp.	0.125%	11/5/27	244	221
	Toyota Motor Credit Corp.	4.625%	1/12/28	1,073	1,047
	Toyota Motor Credit Corp.	1.900%	4/6/28	892	774
[3]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	500	479
[3]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	1,870	1,862
[3]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	1,495	1,487
[3]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	1,125	1,106
[7]	Volkswagen Leasing GmbH	0.375%	7/20/26	1,900	1,800
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	40	36
					127,325
Consumer Staples (4.7%)
[3]	7-Eleven Inc.	0.950%	2/10/26	2,300	2,058
	Altria Group Inc.	2.350%	5/6/25	1,719	1,625
	Altria Group Inc.	4.400%	2/14/26	1,089	1,057
	Altria Group Inc.	2.625%	9/16/26	1,000	922
	Altria Group Inc.	4.800%	2/14/29	230	219
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	2,503	2,405
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	1,298	1,227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	B&G Foods Inc.	8.000%	9/15/28	205	205
	BAT Capital Corp.	3.215%	9/6/26	3,421	3,172
	BAT Capital Corp.	4.700%	4/2/27	3,335	3,190
	BAT Capital Corp.	3.557%	8/15/27	297	271
	BAT Capital Corp.	2.259%	3/25/28	915	774
	BAT International Finance plc	1.668%	3/25/26	5,180	4,665
	BAT International Finance plc	4.448%	3/16/28	1,245	1,159
	BAT International Finance plc	5.931%	2/2/29	6,045	5,931
	Campbell Soup Co.	3.950%	3/15/25	670	651
	Campbell Soup Co.	4.150%	3/15/28	620	582
[3]	Cargill Inc.	4.500%	6/24/26	450	440
[7]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	440	442
[7]	Coca-Cola Co.	1.875%	9/22/26	370	371
	Conagra Brands Inc.	5.300%	10/1/26	1,265	1,250
	Constellation Brands Inc.	4.750%	11/15/24	913	901
	Constellation Brands Inc.	4.400%	11/15/25	724	704
	Constellation Brands Inc.	4.750%	12/1/25	215	210
	Constellation Brands Inc.	3.700%	12/6/26	200	189
	Constellation Brands Inc.	3.500%	5/9/27	915	849
	Constellation Brands Inc.	4.350%	5/9/27	1,770	1,691
	Costco Wholesale Corp.	1.375%	6/20/27	411	359
[3]	Coty Inc.	5.000%	4/15/26	45	43
	Diageo Capital plc	5.200%	10/24/25	740	736
	Diageo Capital plc	5.300%	10/24/27	1,640	1,636
	Dollar General Corp.	4.625%	11/1/27	1,250	1,195
[3]	Energizer Holdings Inc.	4.750%	6/15/28	95	82
	Estee Lauder Cos. Inc.	4.375%	5/15/28	600	577
	General Mills Inc.	4.200%	4/17/28	595	561
	Haleon UK Capital plc	3.125%	3/24/25	4,875	4,680
	Haleon US Capital LLC	3.375%	3/24/27	3,201	2,971
	Hershey Co.	4.250%	5/4/28	285	275
	J M Smucker Co.	3.500%	3/15/25	831	804
[3]	JDE Peet's NV	1.375%	1/15/27	1,310	1,130
[3]	Kenvue Inc.	5.350%	3/22/26	1,245	1,241
[3]	Kenvue Inc.	5.050%	3/22/28	655	646
	Keurig Dr Pepper Inc.	4.417%	5/25/25	688	673
	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,485	2,388
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	350	336
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	562
	Kraft Heinz Foods Co.	3.875%	5/15/27	2,779	2,618
	Kroger Co.	3.500%	2/1/26	1,470	1,399
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	80	74
[3]	Mars Inc.	4.550%	4/20/28	1,610	1,559
	McCormick & Co. Inc.	3.400%	8/15/27	600	553
	Mead Johnson Nutrition Co.	4.125%	11/15/25	100	97
	Molson Coors Beverage Co.	3.000%	7/15/26	1,095	1,018
[3]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	2,275	2,196
[3]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	690	657
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	1,990	1,755
	Mondelez International Inc.	1.500%	5/4/25	2,483	2,322
	Mondelez International Inc.	2.625%	3/17/27	970	883
	Pepsico Inc.	3.600%	2/18/28	599	566
[3]	Performance Food Group Inc.	6.875%	5/1/25	35	35
[3]	Performance Food Group Inc.	5.500%	10/15/27	150	142
	Philip Morris International Inc.	5.125%	11/15/24	1,007	1,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	1.500%	5/1/25	885	828
	Philip Morris International Inc.	5.000%	11/17/25	2,305	2,277
	Philip Morris International Inc.	4.875%	2/13/26	3,785	3,721
	Philip Morris International Inc.	2.750%	2/25/26	500	469
[7]	Philip Morris International Inc.	2.875%	3/3/26	645	663
	Philip Morris International Inc.	0.875%	5/1/26	1,150	1,024
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,580
	Philip Morris International Inc.	4.875%	2/15/28	3,555	3,443
	Philip Morris International Inc.	3.125%	3/2/28	1,057	953
	Philip Morris International Inc.	5.250%	9/7/28	1,500	1,469
[3]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	500	459
	Reynolds American Inc.	4.450%	6/12/25	3,414	3,317
	Tyson Foods Inc.	3.950%	8/15/24	892	877
	Tyson Foods Inc.	4.000%	3/1/26	1,865	1,790
[3]	US Foods Inc.	6.875%	9/15/28	90	90
	Walmart Inc.	3.950%	9/9/27	2,113	2,035
					101,924
Energy (5.5%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	718
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	1,955	1,785
	BP Capital Markets America Inc.	3.410%	2/11/26	440	420
	BP Capital Markets America Inc.	3.119%	5/4/26	2,000	1,889
	BP Capital Markets America Inc.	3.017%	1/16/27	1,085	1,007
	BP Capital Markets America Inc.	3.937%	9/21/28	1,260	1,180
	BP Capital Markets America Inc.	4.234%	11/6/28	465	442
[7]	BP Capital Markets BV	3.773%	5/12/30	200	205
	BP Capital Markets plc	3.279%	9/19/27	1,812	1,681
[7]	BP Capital Markets plc	0.831%	11/8/27	800	753
	BP Capital Markets plc	3.723%	11/28/28	1,040	960
	Canadian Natural Resources Ltd.	3.900%	2/1/25	430	417
	Canadian Natural Resources Ltd.	2.050%	7/15/25	620	578
	Canadian Natural Resources Ltd.	3.850%	6/1/27	3,075	2,865
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,430	4,396
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,070	2,011
	Cheniere Energy Inc.	4.625%	10/15/28	1,440	1,327
[3]	Civitas Resources Inc.	8.375%	7/1/28	75	76
[3]	Civitas Resources Inc.	8.750%	7/1/31	15	15
[3]	CNX Resources Corp.	7.250%	3/14/27	14	14
[3]	Continental Resources Inc.	2.268%	11/15/26	1,000	886
	Coterra Energy Inc.	3.900%	5/15/27	512	481
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	75	74
	DCP Midstream Operating LP	5.625%	7/15/27	58	57
	Devon Energy Corp.	5.850%	12/15/25	400	398
	Diamondback Energy Inc.	3.250%	12/1/26	3,350	3,129
[3]	DT Midstream Inc.	4.125%	6/15/29	110	95
[3]	Earthstone Energy Holdings LLC	8.000%	4/15/27	90	92
	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	221	213
	Empresa Nacional del Petroleo	3.750%	8/5/26	835	776
	Empresa Nacional del Petroleo	5.250%	11/6/29	200	186
	Enbridge Energy Partners LP	5.875%	10/15/25	820	820
	Enbridge Inc.	2.500%	1/15/25	1,528	1,459
	Enbridge Inc.	2.500%	2/14/25	856	816
	Enbridge Inc.	1.600%	10/4/26	900	800
	Enbridge Inc.	4.250%	12/1/26	150	143
	Enbridge Inc.	3.700%	7/15/27	1,340	1,245
	Energy Transfer LP	4.050%	3/15/25	1,910	1,857

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	2.900%	5/15/25	360	342
	Energy Transfer LP	5.950%	12/1/25	550	548
	Energy Transfer LP	4.750%	1/15/26	95	92
	Energy Transfer LP	3.900%	7/15/26	392	371
	Energy Transfer LP	4.400%	3/15/27	4,440	4,209
	Energy Transfer LP	5.500%	6/1/27	495	487
	Energy Transfer LP	4.000%	10/1/27	741	688
	Energy Transfer LP	5.550%	2/15/28	1,635	1,607
	Energy Transfer LP	4.950%	5/15/28	1,295	1,239
	Energy Transfer LP	4.950%	6/15/28	550	525
	EnLink Midstream Partners LP	4.850%	7/15/26	85	80
	Enterprise Products Operating LLC	5.050%	1/10/26	1,745	1,725
	Enterprise Products Operating LLC	3.700%	2/15/26	955	915
[3]	EQM Midstream Partners LP	6.000%	7/1/25	45	44
[3]	EQM Midstream Partners LP	7.500%	6/1/27	105	105
	EQT Corp.	6.125%	2/1/25	345	344
[3]	EQT Corp.	3.125%	5/15/26	50	46
	EQT Corp.	3.900%	10/1/27	1,900	1,758
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	14	14
	Harvest Operations Corp.	1.000%	4/26/24	560	544
	Kinder Morgan Inc.	4.300%	6/1/25	835	813
	Kinder Morgan Inc.	1.750%	11/15/26	1,250	1,112
	Kinder Morgan Inc.	4.300%	3/1/28	435	409
	Marathon Petroleum Corp.	4.700%	5/1/25	3,492	3,420
	Marathon Petroleum Corp.	5.125%	12/15/26	2,130	2,096
	Marathon Petroleum Corp.	3.800%	4/1/28	981	902
	MPLX LP	4.875%	12/1/24	920	907
	MPLX LP	4.875%	6/1/25	930	912
	MPLX LP	1.750%	3/1/26	3,260	2,956
	MPLX LP	4.000%	3/15/28	540	499
	Occidental Petroleum Corp.	5.875%	9/1/25	140	139
	Occidental Petroleum Corp.	5.500%	12/1/25	720	711
	Occidental Petroleum Corp.	6.375%	9/1/28	1,540	1,552
	ONEOK Inc.	2.200%	9/15/25	735	684
	ONEOK Inc.	5.850%	1/15/26	3,196	3,197
	ONEOK Inc.	5.550%	11/1/26	960	954
	ONEOK Inc.	5.650%	11/1/28	960	948
	ONEOK Partners LP	4.900%	3/15/25	320	314
	Ovintiv Inc.	5.650%	5/15/25	835	830
	Ovintiv Inc.	5.375%	1/1/26	1,211	1,193
	Ovintiv Inc.	5.650%	5/15/28	1,445	1,413
[3]	Permian Resources Operating LLC	5.375%	1/15/26	65	62
	Pertamina Persero PT	1.400%	2/9/26	567	511
	Phillips 66	3.850%	4/9/25	675	656
	Phillips 66	1.300%	2/15/26	1,000	904
	Phillips 66	3.900%	3/15/28	360	337
	Phillips 66 Co.	3.605%	2/15/25	665	644
	Phillips 66 Co.	4.950%	12/1/27	2,305	2,255
	Pioneer Natural Resources Co.	1.125%	1/15/26	1,290	1,165
	Pioneer Natural Resources Co.	5.100%	3/29/26	3,025	2,986
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	1,150	1,118
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	2,013	1,954
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,679	1,604
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,925	3,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	3,266	3,260
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	2,195	2,129
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	985	918
	Saudi Arabian Oil Co.	3.500%	4/16/29	1,358	1,225
	Schlumberger Investment SA	4.500%	5/15/28	1,180	1,143
[9]	Southern Gas Corridor CJSC	6.875%	3/24/26	715	712
	Spectra Energy Partners LP	3.500%	3/15/25	365	352
	Spectra Energy Partners LP	3.375%	10/15/26	596	554
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	110	109
	Targa Resources Corp.	5.200%	7/1/27	1,365	1,337
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	129	129
	TransCanada PipeLines Ltd.	1.000%	10/12/24	3,210	3,050
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	857
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,075	1,007
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,040	968
[3]	Valaris Ltd.	8.375%	4/30/30	165	165
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	50	42
[3]	Venture Global LNG Inc.	8.125%	6/1/28	570	564
	Western Midstream Operating LP	4.650%	7/1/26	115	110
	Western Midstream Operating LP	4.500%	3/1/28	365	339
	Williams Cos. Inc.	4.000%	9/15/25	345	332
	Williams Cos. Inc.	5.400%	3/2/26	885	878
	Williams Cos. Inc.	3.750%	6/15/27	955	888
					117,073
Financials (28.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	930	897
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	1,205	1,160
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	2,054	1,852
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	3,679	3,298
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	1,860	1,851
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	1,320	1,199
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	1,064	997
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	2,500	2,447
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	700	599
	Affiliated Managers Group Inc.	3.500%	8/1/25	300	284
	Aflac Inc.	1.125%	3/15/26	1,445	1,296
	Air Lease Corp.	2.300%	2/1/25	1,470	1,393
	Air Lease Corp.	3.250%	3/1/25	90	86
	Air Lease Corp.	3.375%	7/1/25	1,245	1,182
	Air Lease Corp.	2.875%	1/15/26	1,935	1,800
	Air Lease Corp.	3.750%	6/1/26	1,000	942
	Air Lease Corp.	2.200%	1/15/27	900	796
	Air Lease Corp.	5.300%	2/1/28	1,250	1,208
	Aircastle Ltd.	4.125%	5/1/24	210	207
	Allstate Corp.	0.750%	12/15/25	330	297
	Ally Financial Inc.	4.625%	3/30/25	100	97
	Ally Financial Inc.	5.800%	5/1/25	60	59
	Ally Financial Inc.	4.750%	6/9/27	1,000	921
	Ally Financial Inc.	6.992%	6/13/29	1,720	1,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	2.550%	3/4/27	2,543	2,296
	American Express Co.	5.850%	11/5/27	2,200	2,215
	American International Group Inc.	2.500%	6/30/25	1,731	1,632
	American International Group Inc.	3.900%	4/1/26	424	406
	American International Group Inc.	5.750%	4/1/48	200	186
	Ameriprise Financial Inc.	3.000%	4/2/25	740	710
	Ameriprise Financial Inc.	2.875%	9/15/26	341	318
[3]	Antares Holdings LP	2.750%	1/15/27	1,061	897
[3]	Antares Holdings LP	7.950%	8/11/28	750	745
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	1,000	908
	Aon Global Ltd.	3.875%	12/15/25	400	385
[3]	Apollo Management Holdings LP	4.000%	5/30/24	165	162
	Ares Capital Corp.	2.150%	7/15/26	1,000	877
	Ares Capital Corp.	7.000%	1/15/27	825	825
[3]	Athene Global Funding	0.914%	8/19/24	360	343
	Athene Holding Ltd.	4.125%	1/12/28	1,145	1,044
[3]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	1,558	1,446
[8]	Aviva plc	6.125%	11/14/36	240	290
	Banco Santander SA	2.746%	5/28/25	640	603
	Banco Santander SA	5.147%	8/18/25	290	284
	Banco Santander SA	1.849%	3/25/26	1,550	1,393
	Banco Santander SA	5.294%	8/18/27	800	773
	Banco Santander SA	1.722%	9/14/27	800	701
	Bank of America Corp.	4.000%	1/22/25	1,660	1,615
	Bank of America Corp.	3.950%	4/21/25	2,690	2,597
	Bank of America Corp.	3.366%	1/23/26	603	579
	Bank of America Corp.	2.015%	2/13/26	1,974	1,857
	Bank of America Corp.	4.450%	3/3/26	2,071	1,995
	Bank of America Corp.	3.384%	4/2/26	3,160	3,023
	Bank of America Corp.	1.319%	6/19/26	2,695	2,470
	Bank of America Corp.	4.827%	7/22/26	2,156	2,103
	Bank of America Corp.	4.250%	10/22/26	840	798
	Bank of America Corp.	1.197%	10/24/26	1,440	1,301
	Bank of America Corp.	5.080%	1/20/27	900	880
	Bank of America Corp.	1.658%	3/11/27	1,485	1,332
	Bank of America Corp.	3.559%	4/23/27	871	817
	Bank of America Corp.	1.734%	7/22/27	5,225	4,630
	Bank of America Corp.	5.933%	9/15/27	1,100	1,092
	Bank of America Corp.	3.824%	1/20/28	2,400	2,227
	Bank of America Corp.	2.551%	2/4/28	3,794	3,380
	Bank of America Corp.	3.705%	4/24/28	1,660	1,529
	Bank of America Corp.	4.376%	4/27/28	2,500	2,357
	Bank of America Corp.	4.948%	7/22/28	2,990	2,873
	Bank of America Corp.	6.204%	11/10/28	4,190	4,208
	Bank of America Corp.	3.419%	12/20/28	3,279	2,941
	Bank of America Corp.	3.970%	3/5/29	540	494
	Bank of America Corp.	5.202%	4/25/29	4,241	4,081
	Bank of America Corp.	2.087%	6/14/29	720	602
	Bank of America Corp.	4.271%	7/23/29	600	553
	Bank of America Corp.	5.819%	9/15/29	1,900	1,877
	Bank of America Corp.	2.972%	2/4/33	670	528
	Bank of America NA	5.526%	8/18/26	2,100	2,089
	Bank of Montreal	5.300%	6/5/26	1,000	987
	Bank of Montreal	1.250%	9/15/26	519	456
	Bank of Montreal	5.203%	2/1/28	925	902
	Bank of Montreal	5.717%	9/25/28	375	371
	Bank of New York Mellon Corp.	4.947%	4/26/27	5,000	4,881
	Bank of New York Mellon Corp.	3.400%	1/29/28	982	900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	3.442%	2/7/28	1,498	1,395
	Bank of New York Mellon Corp.	5.802%	10/25/28	1,790	1,787
	Bank of New York Mellon Corp.	4.543%	2/1/29	1,550	1,476
	Bank of Nova Scotia	5.450%	6/12/25	1,256	1,244
	Bank of Nova Scotia	4.500%	12/16/25	1,470	1,419
	Bank of Nova Scotia	4.750%	2/2/26	2,100	2,050
	Bank of Nova Scotia	1.050%	3/2/26	2,000	1,786
	Bank of Nova Scotia	2.700%	8/3/26	868	800
	Bank of Nova Scotia	1.950%	2/2/27	1,240	1,097
	Bank of Nova Scotia	5.250%	6/12/28	1,220	1,188
[7]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	500	478
	Barclays plc	4.375%	9/11/24	1,780	1,744
	Barclays plc	3.650%	3/16/25	558	537
	Barclays plc	4.375%	1/12/26	1,796	1,721
	Barclays plc	2.852%	5/7/26	1,240	1,170
	Barclays plc	5.200%	5/12/26	975	940
	Barclays plc	5.304%	8/9/26	2,010	1,968
	Barclays plc	5.829%	5/9/27	2,200	2,160
	Barclays plc	2.279%	11/24/27	251	221
	Barclays plc	4.836%	5/9/28	300	274
	Barclays plc	5.501%	8/9/28	800	768
	Barclays plc	7.385%	11/2/28	3,770	3,866
	Barclays plc	4.972%	5/16/29	1,300	1,215
	Barclays plc	6.490%	9/13/29	1,100	1,091
[7]	Berkshire Hathaway Inc.	1.125%	3/16/27	200	193
	Blue Owl Capital Corp.	3.750%	7/22/25	330	309
	Blue Owl Capital Corp.	4.250%	1/15/26	60	56
	Blue Owl Capital Corp.	3.400%	7/15/26	645	578
	Brown & Brown Inc.	4.200%	9/15/24	1,120	1,099
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,560	1,381
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	2,150	2,061
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	1,870	1,865
	Capital One Financial Corp.	4.166%	5/9/25	1,534	1,503
	Capital One Financial Corp.	4.200%	10/29/25	730	696
	Capital One Financial Corp.	2.636%	3/3/26	2,600	2,451
	Capital One Financial Corp.	3.750%	3/9/27	1,480	1,354
	Capital One Financial Corp.	1.878%	11/2/27	4,750	4,127
	Capital One Financial Corp.	4.927%	5/10/28	1,400	1,328
	Capital One Financial Corp.	5.468%	2/1/29	1,950	1,853
	Capital One Financial Corp.	6.312%	6/8/29	5,490	5,367
	Capital One NA	2.280%	1/28/26	1,180	1,113
	Charles Schwab Corp.	3.625%	4/1/25	1,530	1,477
	Charles Schwab Corp.	3.850%	5/21/25	1,765	1,705
	Charles Schwab Corp.	0.900%	3/11/26	885	784
	Charles Schwab Corp.	1.150%	5/13/26	1,300	1,149
	Charles Schwab Corp.	2.450%	3/3/27	1,720	1,532
	Charles Schwab Corp.	3.300%	4/1/27	663	608
	Charles Schwab Corp.	5.643%	5/19/29	2,400	2,350
	Chubb INA Holdings Inc.	3.350%	5/3/26	3,313	3,144
	Citibank NA	5.864%	9/29/25	960	961
	Citibank NA	5.803%	9/29/28	2,000	2,001
	Citigroup Inc.	4.400%	6/10/25	1,087	1,054
	Citigroup Inc.	2.014%	1/25/26	560	529
	Citigroup Inc.	4.600%	3/9/26	1,984	1,915
	Citigroup Inc.	3.290%	3/17/26	800	765
	Citigroup Inc.	3.400%	5/1/26	1,200	1,127
	Citigroup Inc.	5.610%	9/29/26	1,330	1,316
	Citigroup Inc.	3.200%	10/21/26	3,641	3,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.300%	11/20/26	1,034	979
	Citigroup Inc.	1.122%	1/28/27	822	732
	Citigroup Inc.	1.462%	6/9/27	1,470	1,299
	Citigroup Inc.	4.450%	9/29/27	1,104	1,036
	Citigroup Inc.	3.887%	1/10/28	1,290	1,202
	Citigroup Inc.	3.070%	2/24/28	1,850	1,678
	Citigroup Inc.	3.668%	7/24/28	2,809	2,575
	Citigroup Inc.	4.125%	7/25/28	200	182
	Citigroup Inc.	3.520%	10/27/28	594	537
	Citigroup Inc.	4.075%	4/23/29	340	313
	CNO Financial Group Inc.	5.250%	5/30/25	750	735
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.989%	10/16/23	700	449
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.464%	11/20/23	1,200	763
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.927%	12/11/23	600	387
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	723
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,470	1,369
	Corebridge Financial Inc	3.650%	4/5/27	2,928	2,707
	Corebridge Financial Inc.	3.500%	4/4/25	1,735	1,664
	Credit Suisse AG	3.625%	9/9/24	870	847
	Credit Suisse AG	7.950%	1/9/25	1,410	1,434
	Credit Suisse AG	3.700%	2/21/25	1,188	1,145
	Credit Suisse AG	2.950%	4/9/25	1,275	1,211
[7]	Credit Suisse AG	0.250%	1/5/26	700	672
	Credit Suisse AG	1.250%	8/7/26	1,310	1,145
	Credit Suisse AG	5.000%	7/9/27	2,415	2,317
	Credit Suisse AG	7.500%	2/15/28	965	1,010
[7]	Danske Bank A/S	1.000%	5/15/31	100	95
	Deutsche Bank AG	1.447%	4/1/25	1,060	1,030
	Deutsche Bank AG	4.500%	4/1/25	510	490
	Deutsche Bank AG	3.961%	11/26/25	150	145
	Deutsche Bank AG	6.119%	7/14/26	1,333	1,319
	Deutsche Bank AG	2.129%	11/24/26	2,250	2,034
	Deutsche Bank AG	7.146%	7/13/27	2,210	2,223
	Deutsche Bank AG	2.311%	11/16/27	1,424	1,240
	Deutsche Bank AG	2.552%	1/7/28	1,000	873
	Deutsche Bank AG	6.720%	1/18/29	1,325	1,317
	Discover Bank	2.450%	9/12/24	1,050	1,008
	Discover Bank	3.450%	7/27/26	1,465	1,329
	Discover Bank	5.974%	8/9/28	550	503
	Discover Financial Services	3.750%	3/4/25	200	192
	Equitable Holdings Inc.	4.350%	4/20/28	545	507
[3]	F&G Global Funding	0.900%	9/20/24	320	302
[3]	F&G Global Funding	1.750%	6/30/26	590	519
	Fifth Third Bancorp	2.375%	1/28/25	130	123
	Fifth Third Bancorp	2.550%	5/5/27	300	263
	Fifth Third Bancorp	1.707%	11/1/27	870	750
	Fifth Third Bancorp	3.950%	3/14/28	5,900	5,373
	Fifth Third Bancorp	6.361%	10/27/28	2,840	2,816
	Fifth Third Bancorp	6.339%	7/27/29	2,176	2,148
	Fifth Third Bancorp	4.772%	7/28/30	1,040	943
	Fifth Third Bank NA	3.950%	7/28/25	1,010	970
	Fifth Third Bank NA	3.850%	3/15/26	355	328
	Fifth Third Bank NA	2.250%	2/1/27	250	219
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	515	491
	FS KKR Capital Corp.	3.400%	1/15/26	440	403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	3.250%	3/30/25	60	57
	GATX Corp.	3.250%	9/15/26	490	454
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,845	1,785
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,960	1,886
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,621	2,527
	Goldman Sachs Group Inc.	4.250%	10/21/25	1,895	1,825
	Goldman Sachs Group Inc.	0.855%	2/12/26	275	255
	Goldman Sachs Group Inc.	3.750%	2/25/26	312	297
	Goldman Sachs Group Inc.	5.798%	8/10/26	1,760	1,747
	Goldman Sachs Group Inc.	3.500%	11/16/26	845	786
	Goldman Sachs Group Inc.	1.093%	12/9/26	1,350	1,207
	Goldman Sachs Group Inc.	3.850%	1/26/27	540	506
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,395	3,022
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,691	1,480
	Goldman Sachs Group Inc.	1.948%	10/21/27	2,011	1,775
	Goldman Sachs Group Inc.	2.640%	2/24/28	2,267	2,022
	Goldman Sachs Group Inc.	3.615%	3/15/28	4,247	3,919
[8]	Goldman Sachs Group Inc.	7.250%	4/10/28	200	255
	Goldman Sachs Group Inc.	3.691%	6/5/28	850	783
	Goldman Sachs Group Inc.	4.482%	8/23/28	4,200	3,974
	Goldman Sachs Group Inc.	3.814%	4/23/29	300	272
	Goldman Sachs Group Inc.	4.223%	5/1/29	300	278
	Hanover Insurance Group Inc.	4.500%	4/15/26	300	290
	Horace Mann Educators Corp.	7.250%	9/15/28	700	700
	HSBC Holdings plc	4.250%	8/18/25	1,700	1,635
	HSBC Holdings plc	4.300%	3/8/26	770	739
	HSBC Holdings plc	2.999%	3/10/26	1,590	1,515
	HSBC Holdings plc	1.645%	4/18/26	2,340	2,174
	HSBC Holdings plc	3.900%	5/25/26	1,248	1,180
	HSBC Holdings plc	2.099%	6/4/26	3,441	3,203
	HSBC Holdings plc	4.292%	9/12/26	2,070	1,987
	HSBC Holdings plc	1.589%	5/24/27	2,640	2,327
[8]	HSBC Holdings plc	1.750%	7/24/27	200	215
	HSBC Holdings plc	5.887%	8/14/27	1,000	988
	HSBC Holdings plc	2.251%	11/22/27	1,200	1,059
	HSBC Holdings plc	4.041%	3/13/28	2,320	2,147
	HSBC Holdings plc	4.755%	6/9/28	1,700	1,608
	HSBC Holdings plc	5.210%	8/11/28	1,680	1,617
	HSBC Holdings plc	2.013%	9/22/28	350	297
	HSBC Holdings plc	7.390%	11/3/28	2,350	2,430
	HSBC Holdings plc	6.161%	3/9/29	1,641	1,625
	HSBC Holdings plc	4.583%	6/19/29	620	574
	HSBC Holdings plc	2.206%	8/17/29	370	305
	Huntington Bancshares Inc.	4.443%	8/4/28	1,640	1,517
	Huntington Bancshares Inc.	6.208%	8/21/29	2,700	2,644
	Huntington National Bank	4.008%	5/16/25	650	634
	Huntington National Bank	5.699%	11/18/25	780	762
	ING Groep NV	1.726%	4/1/27	437	391
	ING Groep NV	6.083%	9/11/27	1,500	1,494
	ING Groep NV	4.017%	3/28/28	320	297
	Intercontinental Exchange Inc.	3.750%	12/1/25	937	901
	Intercontinental Exchange Inc.	4.000%	9/15/27	1,950	1,845
	Invesco Finance plc	3.750%	1/15/26	406	388
[7]	JAB Holdings BV	1.000%	12/20/27	600	556
	Jefferies Financial Group Inc.	5.875%	7/21/28	740	724
	JPMorgan Chase & Co.	1.561%	12/10/25	1,400	1,323
	JPMorgan Chase & Co.	2.005%	3/13/26	3,174	2,989
	JPMorgan Chase & Co.	2.083%	4/22/26	3,320	3,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.200%	6/15/26	668	628
	JPMorgan Chase & Co.	2.950%	10/1/26	470	435
	JPMorgan Chase & Co.	1.045%	11/19/26	5,834	5,243
	JPMorgan Chase & Co.	4.125%	12/15/26	688	654
	JPMorgan Chase & Co.	1.040%	2/4/27	2,910	2,588
	JPMorgan Chase & Co.	1.578%	4/22/27	3,969	3,540
	JPMorgan Chase & Co.	1.470%	9/22/27	1,905	1,667
	JPMorgan Chase & Co.	3.782%	2/1/28	2,105	1,959
	JPMorgan Chase & Co.	2.947%	2/24/28	155	141
	JPMorgan Chase & Co.	4.323%	4/26/28	3,134	2,970
	JPMorgan Chase & Co.	3.540%	5/1/28	1,200	1,103
	JPMorgan Chase & Co.	2.182%	6/1/28	1,200	1,050
	JPMorgan Chase & Co.	4.005%	4/23/29	1,850	1,705
	JPMorgan Chase & Co.	4.203%	7/23/29	1,380	1,278
	JPMorgan Chase & Co.	1.953%	2/4/32	775	587
	Kemper Corp.	4.350%	2/15/25	290	281
	KeyBank NA	4.700%	1/26/26	750	710
	KeyBank NA	5.850%	11/15/27	1,250	1,188
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	120	115
	Lazard Group LLC	3.750%	2/13/25	230	222
[11,12]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	210	—
	Lloyds Banking Group plc	4.582%	12/10/25	1,295	1,238
	Lloyds Banking Group plc	4.716%	8/11/26	938	912
	Lloyds Banking Group plc	3.750%	1/11/27	1,370	1,274
	Lloyds Banking Group plc	1.627%	5/11/27	585	518
	Lloyds Banking Group plc	5.985%	8/7/27	1,050	1,040
	Lloyds Banking Group plc	3.750%	3/18/28	550	505
	Lloyds Banking Group plc	5.871%	3/6/29	1,100	1,075
[5,10]	Lloyds Banking Group plc 3M Australian Bank Bill Rate + 2.000%	6.119%	3/17/29	640	414
[7]	Luminor Bank A/S	0.792%	12/3/24	156	161
	M&T Bank Corp.	4.553%	8/16/28	3,670	3,388
[5,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.035%	11/28/23	1,460	956
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	250	237
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	460	446
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	3,160	3,012
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,320	2,137
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	592	574
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,430	1,318
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	505	463
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,885	2,555
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	800	705
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,800	1,600
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	640	618
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	196
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	1,340	1,312
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	1,700	1,652
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,080	1,834
	Mizuho Financial Group Inc.	1.554%	7/9/27	1,300	1,149
	Mizuho Financial Group Inc.	5.667%	5/27/29	1,250	1,228
	Mizuho Financial Group Inc.	5.778%	7/6/29	1,250	1,232
	Morgan Stanley	4.000%	7/23/25	1,331	1,287
	Morgan Stanley	5.000%	11/24/25	2,820	2,763
	Morgan Stanley	3.875%	1/27/26	3,025	2,890
	Morgan Stanley	4.679%	7/17/26	700	682
	Morgan Stanley	3.125%	7/27/26	395	367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.350%	9/8/26	1,505	1,435
	Morgan Stanley	6.138%	10/16/26	1,466	1,467
	Morgan Stanley	0.985%	12/10/26	2,292	2,044
	Morgan Stanley	3.625%	1/20/27	2,730	2,548
	Morgan Stanley	5.050%	1/28/27	1,390	1,363
	Morgan Stanley	3.950%	4/23/27	1,281	1,190
	Morgan Stanley	1.593%	5/4/27	2,005	1,785
	Morgan Stanley	1.512%	7/20/27	2,450	2,157
[7]	Morgan Stanley	0.406%	10/29/27	314	294
	Morgan Stanley	2.475%	1/21/28	3,615	3,224
	Morgan Stanley	4.210%	4/20/28	900	846
[5]	Morgan Stanley	3.591%	7/22/28	600	547
	Morgan Stanley	6.296%	10/18/28	4,320	4,349
	Morgan Stanley	3.772%	1/24/29	1,000	911
	Morgan Stanley	5.123%	2/1/29	1,360	1,310
	Morgan Stanley	5.164%	4/20/29	5,450	5,242
	Morgan Stanley	5.449%	7/20/29	2,520	2,456
	Morgan Stanley Bank NA	4.754%	4/21/26	2,300	2,246
	Nasdaq Inc.	5.650%	6/28/25	3,070	3,060
	Nasdaq Inc.	5.350%	6/28/28	3,000	2,946
	National Australia Bank Ltd.	4.944%	1/12/28	1,040	1,016
[3]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	95	89
[7]	Nationwide Building Society	2.000%	7/25/29	906	928
[7]	NatWest Group plc	1.750%	3/2/26	400	406
	NatWest Group plc	4.800%	4/5/26	815	787
	NatWest Group plc	5.847%	3/2/27	1,200	1,184
	NatWest Group plc	1.642%	6/14/27	700	618
	NatWest Group plc	3.073%	5/22/28	380	339
	NatWest Group plc	5.516%	9/30/28	625	604
	NatWest Group plc	3.754%	11/1/29	1,180	1,123
[8]	NatWest Group plc	2.105%	11/28/31	200	207
[7]	NatWest Markets plc	0.125%	11/12/25	300	291
[8]	NIBC Bank NV	3.125%	11/15/23	1,300	1,579
	Nomura Holdings Inc.	1.851%	7/16/25	300	277
	Nomura Holdings Inc.	2.329%	1/22/27	950	836
	Nomura Holdings Inc.	5.386%	7/6/27	600	582
	Nomura Holdings Inc.	5.842%	1/18/28	690	679
	Nomura Holdings Inc.	6.070%	7/12/28	977	966
[3]	Nuveen Finance LLC	4.125%	11/1/24	488	475
	OneMain Finance Corp.	3.500%	1/15/27	75	64
	OneMain Finance Corp.	3.875%	9/15/28	40	32
[8]	Pension Insurance Corp. plc	6.500%	7/3/24	595	722
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	2,260	2,032
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	1,270	1,251
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	70	69
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,105	1,091
[8]	Phoenix Group Holdings plc	6.625%	12/18/25	775	942
	PNC Financial Services Group Inc.	5.812%	6/12/26	950	942
	PNC Financial Services Group Inc.	4.758%	1/26/27	3,648	3,543
	PNC Financial Services Group Inc.	5.354%	12/2/28	3,045	2,948
	PNC Financial Services Group Inc.	5.582%	6/12/29	7,960	7,725
	PNC Financial Services Group Inc.	2.550%	1/22/30	400	324
	Principal Financial Group Inc.	3.100%	11/15/26	175	162
	Progressive Corp.	2.500%	3/15/27	1,317	1,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Protective Life Global Funding	1.618%	4/15/26	670	599
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	90	79
[8]	Rothesay Life plc	8.000%	10/30/25	645	795
	Royal Bank of Canada	1.200%	4/27/26	2,220	1,981
	Royal Bank of Canada	1.150%	7/14/26	1,405	1,241
	Royal Bank of Canada	5.200%	7/20/26	2,260	2,231
	Royal Bank of Canada	1.400%	11/2/26	1,065	936
	Royal Bank of Canada	3.625%	5/4/27	670	624
	Royal Bank of Canada	4.240%	8/3/27	300	285
	Royal Bank of Canada	6.000%	11/1/27	4,200	4,232
	Royal Bank of Canada	4.900%	1/12/28	2,060	1,998
	Royal Bank of Canada	5.200%	8/1/28	920	895
	Santander Holdings USA Inc.	3.450%	6/2/25	1,315	1,248
	Santander Holdings USA Inc.	6.499%	3/9/29	960	937
	Santander UK Group Holdings plc	1.532%	8/21/26	1,125	1,021
	Santander UK Group Holdings plc	6.833%	11/21/26	1,770	1,779
	Santander UK Group Holdings plc	1.673%	6/14/27	2,460	2,153
	Santander UK Group Holdings plc	2.469%	1/11/28	1,498	1,305
	Santander UK Group Holdings plc	6.534%	1/10/29	730	722
[3]	Security Benefit Global Funding	1.250%	5/17/24	405	390
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	265
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	260	257
[5,10]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	5.997%	12/28/23	750	483
	State Street Corp.	5.820%	11/4/28	486	486
	Stifel Financial Corp.	4.250%	7/18/24	485	477
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	179
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	200	198
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	1,550	1,476
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	860	859
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	2,280	2,093
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,700	1,496
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	630
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	533
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	650	596
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	1,300	1,280
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	370	367
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	470	388
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	200	156
[5,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	5.537%	10/16/23	529	341
	Synchrony Bank	5.400%	8/22/25	900	866
	Synchrony Financial	4.500%	7/23/25	1,006	954
	Synchrony Financial	3.700%	8/4/26	735	663
	Synovus Bank	5.625%	2/15/28	520	469
	Toronto-Dominion Bank	1.200%	6/3/26	970	860
	Toronto-Dominion Bank	5.532%	7/17/26	1,950	1,936
	Toronto-Dominion Bank	1.250%	9/10/26	3,100	2,731
	Toronto-Dominion Bank	2.800%	3/10/27	3,535	3,212
	Toronto-Dominion Bank	4.108%	6/8/27	1,600	1,510
	Toronto-Dominion Bank	4.693%	9/15/27	200	192
	Toronto-Dominion Bank	5.156%	1/10/28	1,865	1,818
	Toronto-Dominion Bank	5.523%	7/17/28	1,920	1,894
	Toronto-Dominion Bank	3.625%	9/15/31	460	425
	Trinity Acquisition plc	4.400%	3/15/26	40	38
	Truist Bank	1.500%	3/10/25	830	774
	Truist Bank	3.625%	9/16/25	885	836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	2.636%	9/17/29	500	464
	Truist Financial Corp.	1.267%	3/2/27	470	416
	Truist Financial Corp.	6.047%	6/8/27	3,200	3,164
	Truist Financial Corp.	4.873%	1/26/29	3,375	3,169
	Truist Financial Corp.	6.123%	10/28/33	773	744
	Truist Financial Corp.	5.122%	1/26/34	810	724
	UBS AG	5.800%	9/11/25	4,000	3,984
	UBS AG	5.650%	9/11/28	4,300	4,230
	UBS Group AG	3.750%	3/26/25	1,816	1,746
	UBS Group AG	4.550%	4/17/26	767	737
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	50	48
	US Bancorp	5.727%	10/21/26	1,980	1,962
	US Bancorp	4.548%	7/22/28	6,050	5,682
	US Bancorp	4.653%	2/1/29	2,500	2,338
	US Bancorp	5.775%	6/12/29	2,000	1,948
	Voya Financial Inc.	3.650%	6/15/26	440	414
[11,12]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.550%	9/29/25	3,241	3,096
	Wells Fargo & Co.	2.164%	2/11/26	2,290	2,162
	Wells Fargo & Co.	3.000%	4/22/26	2,180	2,031
	Wells Fargo & Co.	2.188%	4/30/26	2,116	1,986
	Wells Fargo & Co.	4.100%	6/3/26	3,795	3,605
	Wells Fargo & Co.	4.540%	8/15/26	850	825
	Wells Fargo & Co.	3.000%	10/23/26	3,140	2,882
[7]	Wells Fargo & Co.	1.375%	10/26/26	1,410	1,364
	Wells Fargo & Co.	3.196%	6/17/27	1,414	1,312
	Wells Fargo & Co.	4.300%	7/22/27	800	754
	Wells Fargo & Co.	3.526%	3/24/28	3,535	3,242
	Wells Fargo & Co.	3.584%	5/22/28	3,515	3,214
	Wells Fargo & Co.	2.393%	6/2/28	2,159	1,894
	Wells Fargo & Co.	4.808%	7/25/28	2,658	2,536
	Wells Fargo & Co.	5.574%	7/25/29	3,570	3,482
	Wells Fargo Bank NA	5.450%	8/7/26	2,000	1,990
	Westpac Banking Corp.	2.894%	2/4/30	2,216	2,093
	Westpac Banking Corp.	4.322%	11/23/31	925	857
[5,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.398%	11/13/23	1,200	782
[5,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.807%	10/30/23	400	256
	Willis North America Inc.	4.650%	6/15/27	725	694
					612,460
Health Care (9.2%)
	AbbVie Inc.	2.600%	11/21/24	7,547	7,275
	AbbVie Inc.	3.800%	3/15/25	3,460	3,363
	AbbVie Inc.	3.600%	5/14/25	1,200	1,160
	AbbVie Inc.	3.200%	5/14/26	1,050	992
	AbbVie Inc.	2.950%	11/21/26	5,570	5,171
	AbbVie Inc.	4.250%	11/14/28	830	789
[3]	Alcon Finance Corp.	2.750%	9/23/26	650	598
	Amgen Inc.	5.250%	3/2/25	3,820	3,791
	Amgen Inc.	3.125%	5/1/25	565	542
	Amgen Inc.	2.200%	2/21/27	1,500	1,346
	Amgen Inc.	3.200%	11/2/27	623	572
	Amgen Inc.	5.150%	3/2/28	6,870	6,754
	Astrazeneca Finance LLC	1.200%	5/28/26	2,920	2,622
	Astrazeneca Finance LLC	1.750%	5/28/28	330	282
	Astrazeneca Finance LLC	4.875%	3/3/28	1,735	1,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bausch & Lomb Escrow Corp.	8.375%	10/1/28	60	60
	Baxalta Inc.	4.000%	6/23/25	1,200	1,164
	Baxter International Inc.	1.322%	11/29/24	4,825	4,568
	Baxter International Inc.	1.915%	2/1/27	6,585	5,810
	Baxter International Inc.	2.272%	12/1/28	2,455	2,070
[3]	Bayer US Finance LLC	3.375%	10/8/24	730	710
	Becton Dickinson & Co.	3.700%	6/6/27	2,870	2,690
	Becton Dickinson & Co.	4.693%	2/13/28	755	731
	Boston Scientific Corp.	1.900%	6/1/25	1,360	1,279
	Bristol-Myers Squibb Co.	3.900%	2/20/28	2,145	2,027
	Cencora Inc.	3.450%	12/15/27	608	564
	Centene Corp.	4.250%	12/15/27	270	249
	Centene Corp.	2.450%	7/15/28	350	296
[3]	CHS/Community Health Systems Inc.	8.000%	3/15/26	160	153
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	40	34
	Cigna Group	3.250%	4/15/25	1,000	961
	Cigna Group	4.125%	11/15/25	2,970	2,876
	Cigna Group	4.500%	2/25/26	100	97
	Cigna Group	1.250%	3/15/26	700	630
	Cigna Group	3.400%	3/1/27	2,000	1,862
	Cigna Group	4.375%	10/15/28	765	723
	CommonSpirit Health	2.760%	10/1/24	1,600	1,549
	CommonSpirit Health	1.547%	10/1/25	1,075	986
[3]	CSL Finance plc	3.850%	4/27/27	320	303
	CVS Health Corp.	4.100%	3/25/25	480	469
	CVS Health Corp.	3.875%	7/20/25	1,695	1,637
	CVS Health Corp.	5.000%	2/20/26	1,745	1,718
	CVS Health Corp.	2.875%	6/1/26	800	745
	CVS Health Corp.	3.000%	8/15/26	1,500	1,394
	CVS Health Corp.	3.625%	4/1/27	4,105	3,834
	CVS Health Corp.	1.300%	8/21/27	1,185	1,008
	CVS Health Corp.	4.300%	3/25/28	6,490	6,138
	CVS Health Corp.	5.000%	1/30/29	1,800	1,741
	DH Europe Finance II Sarl	2.200%	11/15/24	2,107	2,026
[7]	DH Europe Finance II Sarl	0.200%	3/18/26	565	546
	Dignity Health	3.812%	11/1/24	30	29
	Elevance Health Inc.	2.375%	1/15/25	545	520
	Elevance Health Inc.	5.350%	10/15/25	400	397
	Elevance Health Inc.	1.500%	3/15/26	1,605	1,454
	Elevance Health Inc.	4.101%	3/1/28	1,360	1,281
[3]	Fortrea Holdings Inc.	7.500%	7/1/30	25	24
	GE HealthCare Technologies Inc.	5.550%	11/15/24	255	254
	GE HealthCare Technologies Inc.	5.600%	11/15/25	4,855	4,825
	GE HealthCare Technologies Inc.	5.650%	11/15/27	4,425	4,417
	Gilead Sciences Inc.	3.500%	2/1/25	1,773	1,722
	Gilead Sciences Inc.	3.650%	3/1/26	3,120	2,986
	Gilead Sciences Inc.	2.950%	3/1/27	260	240
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,970	1,864
	HCA Inc.	5.375%	2/1/25	810	802
	HCA Inc.	5.250%	4/15/25	1,700	1,679
	HCA Inc.	5.250%	6/15/26	1,740	1,704
	HCA Inc.	4.500%	2/15/27	1,463	1,395
	HCA Inc.	3.125%	3/15/27	1,155	1,049
[3]	Highmark Inc.	1.450%	5/10/26	1,760	1,566
	Humana Inc.	3.850%	10/1/24	460	450
	Humana Inc.	4.500%	4/1/25	835	820
	Humana Inc.	1.350%	2/3/27	250	218
	Humana Inc.	5.750%	3/1/28	1,935	1,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKesson Corp.	0.900%	12/3/25	1,000	903
	McKesson Corp.	1.300%	8/15/26	1,650	1,468
	McKesson Corp.	3.950%	2/16/28	966	914
	Merck & Co. Inc.	1.700%	6/10/27	1,535	1,359
	Merck & Co. Inc.	4.050%	5/17/28	425	409
	Merck & Co. Inc.	1.900%	12/10/28	305	260
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	90	78
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	7,355	7,257
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	14,080	13,749
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	13,425	12,940
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	255
	Quest Diagnostics Inc.	3.500%	3/30/25	345	333
	Quest Diagnostics Inc.	3.450%	6/1/26	100	95
	Revvity Inc.	0.850%	9/15/24	1,915	1,821
[3]	Roche Holdings Inc.	2.314%	3/10/27	2,850	2,589
	Royalty Pharma plc	1.200%	9/2/25	1,300	1,182
	Royalty Pharma plc	1.750%	9/2/27	1,000	853
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	4,970	4,642
[3]	Star Parent Inc.	9.000%	10/1/30	57	58
	Stryker Corp.	1.150%	6/15/25	900	834
	Stryker Corp.	3.375%	11/1/25	40	38
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	225	220
	Tenet Healthcare Corp.	4.875%	1/1/26	195	187
	Tenet Healthcare Corp.	4.250%	6/1/29	38	33
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	30	27
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	20	18
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	14
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	5,315	5,068
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	2,346	2,316
	UnitedHealth Group Inc.	1.250%	1/15/26	323	295
	UnitedHealth Group Inc.	5.250%	2/15/28	2,569	2,573
	UnitedHealth Group Inc.	3.850%	6/15/28	910	857
	UnitedHealth Group Inc.	4.250%	1/15/29	2,080	1,978
	Utah Acquisition Sub Inc.	3.950%	6/15/26	3,310	3,099
	Viatris Inc.	1.650%	6/22/25	2,024	1,869
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	2,420	2,278
	Zoetis Inc.	4.500%	11/13/25	1,200	1,174
	Zoetis Inc.	5.400%	11/14/25	935	931
	Zoetis Inc.	3.000%	9/12/27	790	725
					197,944
Industrials (6.1%)
[3]	Air Canada	3.875%	8/15/26	105	95
[3]	American Airlines Inc.	11.750%	7/15/25	42	46
[3]	American Airlines Inc.	7.250%	2/15/28	31	30
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	46	45
	Amphenol Corp.	4.750%	3/30/26	430	422
[3]	Aramark Services Inc.	6.375%	5/1/25	350	356
[10]	Aurizon Network Pty Ltd.	4.000%	6/21/24	240	153
	Boeing Co.	1.433%	2/4/24	7,000	6,891
	Boeing Co.	2.850%	10/30/24	245	237
	Boeing Co.	4.875%	5/1/25	7,340	7,213
	Boeing Co.	2.600%	10/30/25	348	325
	Boeing Co.	2.750%	2/1/26	1,040	971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	2.196%	2/4/26	13,239	12,162
	Boeing Co.	2.250%	6/15/26	250	227
	Boeing Co.	2.700%	2/1/27	1,669	1,509
	Boeing Co.	5.040%	5/1/27	237	232
	Boeing Co.	3.250%	2/1/28	1,185	1,066
[10]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	400	252
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	471	487
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	1,079	1,012
	Canadian Pacific Railway Co.	2.900%	2/1/25	330	317
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	972
	Canadian Pacific Railway Co.	4.000%	6/1/28	1,135	1,066
[3]	Cargo Aircraft Management Inc.	4.750%	2/1/28	85	76
	Carrier Global Corp.	2.242%	2/15/25	614	583
	Caterpillar Financial Services Corp.	4.800%	1/6/26	2,642	2,611
	Caterpillar Financial Services Corp.	4.350%	5/15/26	1,405	1,373
	Caterpillar Financial Services Corp.	1.150%	9/14/26	600	534
	CNH Industrial Capital LLC	1.875%	1/15/26	2,527	2,317
	CNH Industrial Capital LLC	1.450%	7/15/26	1,670	1,487
	CNH Industrial Capital LLC	4.550%	4/10/28	700	665
	CNH Industrial Capital LLC	5.500%	1/12/29	930	914
	CSX Corp.	3.800%	3/1/28	658	618
[3]	Daimler Truck Finance North America LLC	5.600%	8/8/25	1,290	1,283
[3]	Daimler Truck Finance North America LLC	5.125%	1/19/28	530	517
[3]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,050	1,030
[3,4]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	1,365	1,298
	Dover Corp.	3.150%	11/15/25	210	199
	Emerson Electric Co.	1.800%	10/15/27	500	437
	FedEx Corp.	3.400%	2/15/28	544	500
	General Dynamics Corp.	3.250%	4/1/25	380	367
	General Dynamics Corp.	3.500%	4/1/27	1,195	1,126
	General Dynamics Corp.	2.625%	11/15/27	305	275
[8]	Heathrow Funding Ltd.	6.750%	12/3/28	285	355
[7]	Honeywell International Inc.	3.500%	5/17/27	1,065	1,110
	Honeywell International Inc.	4.950%	2/15/28	6,623	6,594
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	2,105	2,033
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,175	1,072
	Ingersoll Rand Inc.	5.400%	8/14/28	300	295
	John Deere Capital Corp.	4.050%	9/8/25	919	897
	John Deere Capital Corp.	4.800%	1/9/26	2,324	2,295
	John Deere Capital Corp.	5.050%	3/3/26	875	869
	John Deere Capital Corp.	4.750%	6/8/26	800	788
	John Deere Capital Corp.	1.300%	10/13/26	300	267
	John Deere Capital Corp.	2.350%	3/8/27	1,110	1,006
	John Deere Capital Corp.	2.800%	9/8/27	50	46
	John Deere Capital Corp.	4.150%	9/15/27	2,900	2,791
	John Deere Capital Corp.	4.750%	1/20/28	2,420	2,372
	Johnson Controls International plc	3.900%	2/14/26	80	77
	L3Harris Technologies Inc.	3.832%	4/27/25	155	150
	L3Harris Technologies Inc.	3.850%	12/15/26	780	739
	L3Harris Technologies Inc.	5.400%	1/15/27	2,790	2,767
	Lennox International Inc.	1.350%	8/1/25	230	211
	Lennox International Inc.	1.700%	8/1/27	200	172
	Lockheed Martin Corp.	5.100%	11/15/27	1,120	1,113
	Lockheed Martin Corp.	4.450%	5/15/28	910	880
[10]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	690	405
[3]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	5,661	5,618
[3]	Misc Capital Two Labuan Ltd.	3.625%	4/6/25	850	818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MISC Capital Two Labuan Ltd.	3.625%	4/6/25	600	577
	MISC Capital Two Labuan Ltd.	3.750%	4/6/27	205	190
	Norfolk Southern Corp.	3.650%	8/1/25	270	260
	Norfolk Southern Corp.	2.900%	6/15/26	520	487
	Northrop Grumman Corp.	2.930%	1/15/25	1,917	1,848
	Northrop Grumman Corp.	3.250%	1/15/28	2,338	2,143
	Otis Worldwide Corp.	2.056%	4/5/25	3,585	3,384
	Otis Worldwide Corp.	5.250%	8/16/28	1,315	1,291
	PACCAR Financial Corp.	1.100%	5/11/26	345	310
[10]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,120	703
	Parker-Hannifin Corp.	3.250%	3/1/27	60	56
	Parker-Hannifin Corp.	4.250%	9/15/27	1,370	1,308
[10]	Qantas Airways Ltd.	4.750%	10/12/26	210	131
[10]	Qantas Airways Ltd.	3.150%	9/27/28	350	197
	Quanta Services Inc.	0.950%	10/1/24	350	331
[3]	Regal Rexnord Corp.	6.050%	4/15/28	465	452
	Republic Services Inc.	3.200%	3/15/25	335	323
	Republic Services Inc.	0.875%	11/15/25	500	452
	Republic Services Inc.	2.900%	7/1/26	140	131
	Republic Services Inc.	3.375%	11/15/27	875	808
	Republic Services Inc.	4.875%	4/1/29	910	885
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	35	30
[3]	Rolls-Royce plc	3.625%	10/14/25	120	113
[3]	Rolls-Royce plc	5.750%	10/15/27	70	67
	RTX Corp.	3.950%	8/16/25	3,058	2,957
	RTX Corp.	5.000%	2/27/26	960	947
	RTX Corp.	3.500%	3/15/27	1,349	1,255
	RTX Corp.	3.125%	5/4/27	985	905
	RTX Corp.	4.125%	11/16/28	125	116
	Ryder System Inc.	1.750%	9/1/26	710	636
	Ryder System Inc.	2.850%	3/1/27	1,051	955
	Ryder System Inc.	5.650%	3/1/28	540	534
	Ryder System Inc.	5.250%	6/1/28	925	901
[3]	Sensata Technologies BV	5.000%	10/1/25	65	63
[3]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	2,050	1,851
[3]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	600	513
	Southwest Airlines Co.	5.250%	5/4/25	1,265	1,250
	Southwest Airlines Co.	3.000%	11/15/26	200	185
	Southwest Airlines Co.	5.125%	6/15/27	2,250	2,193
	Southwest Airlines Co.	3.450%	11/16/27	470	430
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	595
[3]	TransDigm Inc.	6.250%	3/15/26	100	99
	TransDigm Inc.	5.500%	11/15/27	20	19
[3]	TransDigm Inc.	6.750%	8/15/28	65	64
	TransDigm Inc.	4.875%	5/1/29	70	61
[3]	TransDigm Inc.	6.875%	12/15/30	150	147
[3]	Triumph Group Inc.	9.000%	3/15/28	213	211
	Tyco Electronics Group SA	4.500%	2/13/26	1,500	1,466
	Tyco Electronics Group SA	3.700%	2/15/26	720	690
	Tyco Electronics Group SA	3.125%	8/15/27	1,025	945
	Union Pacific Corp.	3.250%	8/15/25	163	157
	Union Pacific Corp.	2.750%	3/1/26	300	282
	Union Pacific Corp.	3.000%	4/15/27	615	569
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	194	187
[3]	United Airlines Inc.	4.375%	4/15/26	300	278
[3]	Veralto Corp.	5.500%	9/18/26	1,430	1,424
[3]	Veralto Corp.	5.350%	9/18/28	1,500	1,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Management Inc.	3.150%	11/15/27	1,000	919
	Waste Management Inc.	1.150%	3/15/28	100	84
[3]	WESCO Distribution Inc.	7.250%	6/15/28	30	30
					131,914
Materials (2.3%)
	Albemarle Corp.	4.650%	6/1/27	500	479
	ArcelorMittal SA	4.550%	3/11/26	475	463
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	130	127
	Ball Corp.	4.875%	3/15/26	75	72
	Berry Global Inc.	0.950%	2/15/24	2,365	2,315
	Berry Global Inc.	1.570%	1/15/26	4,117	3,721
[3]	Berry Global Inc.	4.500%	2/15/26	75	71
[3]	Berry Global Inc.	4.875%	7/15/26	458	438
	Berry Global Inc.	1.650%	1/15/27	1,075	925
[3]	Berry Global Inc.	5.625%	7/15/27	190	184
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	3,800	3,746
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	1,500	1,490
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	4,570	4,449
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	1,500	1,472
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	133	131
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	45	37
	Celanese US Holdings LLC	6.350%	11/15/28	940	928
[3]	Chemours Co.	5.750%	11/15/28	110	95
[3]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,125
	Dow Chemical Co.	4.550%	11/30/25	790	768
	DuPont de Nemours Inc.	4.493%	11/15/25	2,090	2,040
	Eastman Chemical Co.	3.800%	3/15/25	670	650
	EIDP Inc.	1.700%	7/15/25	460	428
	EIDP Inc.	4.500%	5/15/26	1,445	1,407
[3]	Element Solutions Inc.	3.875%	9/1/28	210	181
	FMC Corp.	5.150%	5/18/26	715	694
	FMC Corp.	3.200%	10/1/26	400	366
	Freeport Indonesia PT	4.763%	4/14/27	890	847
	Freeport-McMoRan Inc.	4.550%	11/14/24	790	776
	Freeport-McMoRan Inc.	4.375%	8/1/28	270	248
[3]	Georgia-Pacific LLC	1.750%	9/30/25	2,375	2,195
[3]	Georgia-Pacific LLC	0.950%	5/15/26	2,940	2,600
[3]	Georgia-Pacific LLC	2.100%	4/30/27	1,770	1,581
[3]	Graphic Packaging International LLC	3.500%	3/15/28	20	18
[3]	Hudbay Minerals Inc.	4.500%	4/1/26	75	70
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	1,102	1,078
[3]	Ingevity Corp.	3.875%	11/1/28	70	58
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	50	44
	LYB International Finance III LLC	1.250%	10/1/25	1,809	1,648
[3]	Novelis Corp.	3.250%	11/15/26	150	134
	Nucor Corp.	3.950%	5/23/25	300	291
	Nucor Corp.	2.000%	6/1/25	831	780
	Nucor Corp.	4.300%	5/23/27	500	479
	Nutrien Ltd.	5.900%	11/7/24	235	234
	Nutrien Ltd.	3.000%	4/1/25	1,065	1,017
	Nutrien Ltd.	5.950%	11/7/25	605	605
	Nutrien Ltd.	4.900%	3/27/28	1,845	1,782
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	170	170
	PPG Industries Inc.	1.200%	3/15/26	935	839
	RPM International Inc.	3.750%	3/15/27	1,360	1,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sealed Air Corp.	6.125%	2/1/28	325	315
[3]	Sealed Air Corp.	5.000%	4/15/29	25	23
	Sherwin-Williams Co.	4.250%	8/8/25	960	933
[3]	SNF Group SACA	3.125%	3/15/27	60	53
	Steel Dynamics Inc.	2.800%	12/15/24	445	428
	Steel Dynamics Inc.	2.400%	6/15/25	530	498
	WRKCo Inc.	3.750%	3/15/25	270	262
	WRKCo Inc.	3.375%	9/15/27	100	91
					50,165
Real Estate (3.7%)
[8]	Akelius Residential Property AB	2.375%	8/15/25	800	897
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	2,104	2,024
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	330	318
	American Tower Corp.	2.950%	1/15/25	1,886	1,812
	American Tower Corp.	2.400%	3/15/25	2,093	1,984
	American Tower Corp.	4.000%	6/1/25	1,060	1,025
	American Tower Corp.	1.600%	4/15/26	2,920	2,624
	American Tower Corp.	1.450%	9/15/26	1,330	1,173
	American Tower Corp.	3.375%	10/15/26	1,040	970
[7]	American Tower Corp.	0.450%	1/15/27	563	522
	American Tower Corp.	2.750%	1/15/27	1,178	1,064
[7]	American Tower Corp.	0.400%	2/15/27	256	237
	American Tower Corp.	3.550%	7/15/27	575	527
[7]	Aroundtown SA	0.625%	7/9/25	200	187
[7]	Aroundtown SA	3.375%	Perpetual	100	46
	AvalonBay Communities Inc.	2.950%	5/11/26	600	562
	AvalonBay Communities Inc.	2.900%	10/15/26	200	185
[7]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	150	149
[7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	100	92
[7]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	200	177
[7]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	100	89
	Boston Properties LP	3.800%	2/1/24	150	149
	Boston Properties LP	3.200%	1/15/25	280	268
	Boston Properties LP	3.650%	2/1/26	510	479
	Boston Properties LP	2.750%	10/1/26	492	441
	Boston Properties LP	6.750%	12/1/27	500	503
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,335	2,284
	Brixmor Operating Partnership LP	3.850%	2/1/25	1,041	1,001
	Brixmor Operating Partnership LP	3.900%	3/15/27	335	308
	Corporate Office Properties LP	2.250%	3/15/26	2,263	2,040
	Crown Castle Inc.	1.350%	7/15/25	1,060	976
	Crown Castle Inc.	4.450%	2/15/26	1,530	1,480
	Crown Castle Inc.	3.700%	6/15/26	2,200	2,080
	Crown Castle Inc.	1.050%	7/15/26	2,085	1,829
	Crown Castle Inc.	4.000%	3/1/27	210	197
	Crown Castle Inc.	2.900%	3/15/27	1,070	970
	Crown Castle Inc.	5.000%	1/11/28	1,950	1,881
	Crown Castle Inc.	3.800%	2/15/28	330	302
	CubeSmart LP	4.000%	11/15/25	240	230
	CubeSmart LP	3.125%	9/1/26	95	88
[7]	Digital Dutch Finco BV	0.625%	7/15/25	420	410
[7]	Digital Euro Finco LLC	2.625%	4/15/24	200	208
	Digital Realty Trust LP	3.700%	8/15/27	575	531
	Digital Realty Trust LP	5.550%	1/15/28	1,450	1,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinix Inc.	1.450%	5/15/26	290	259
	Equinix Inc.	2.900%	11/18/26	680	623
	Equinix Inc.	1.800%	7/15/27	650	560
	Equinix Inc.	2.000%	5/15/28	400	337
	ERP Operating LP	3.375%	6/1/25	800	769
	ERP Operating LP	2.850%	11/1/26	246	227
	Essex Portfolio LP	3.625%	5/1/27	360	332
	Essex Portfolio LP	1.700%	3/1/28	300	251
	Extra Space Storage LP	5.700%	4/1/28	1,330	1,313
	Federal Realty OP LP	1.250%	2/15/26	510	458
	Federal Realty OP LP	3.250%	7/15/27	323	294
	Healthcare Realty Holdings LP	3.875%	5/1/25	200	189
	Healthcare Realty Holdings LP	3.750%	7/1/27	695	639
	Healthpeak OP LLC	3.400%	2/1/25	114	110
	Healthpeak OP LLC	4.000%	6/1/25	390	378
	Healthpeak OP LLC	1.350%	2/1/27	700	608
[7]	Heimstaden Bostad AB	1.125%	1/21/26	500	451
	Highwoods Realty LP	3.875%	3/1/27	762	694
	Highwoods Realty LP	4.125%	3/15/28	340	302
	Host Hotels & Resorts LP	4.000%	6/15/25	366	352
	Kilroy Realty LP	3.450%	12/15/24	1,269	1,220
	Kilroy Realty LP	4.375%	10/1/25	190	182
	Kimco Realty OP LLC	3.300%	2/1/25	1,770	1,701
	Kimco Realty OP LLC	2.800%	10/1/26	210	192
	Kimco Realty OP LLC	3.800%	4/1/27	316	293
[7]	Kojamo OYJ	1.500%	6/19/24	150	153
[7]	Logicor Financing Sarl	0.750%	7/15/24	200	204
[7]	Logicor Financing Sarl	2.250%	5/13/25	145	145
	Mid-America Apartments LP	4.000%	11/15/25	300	290
	Mid-America Apartments LP	1.100%	9/15/26	1,020	899
	NNN REIT Inc.	4.000%	11/15/25	615	589
	Omega Healthcare Investors Inc.	4.500%	1/15/25	401	390
	Omega Healthcare Investors Inc.	5.250%	1/15/26	1,080	1,051
	Omega Healthcare Investors Inc.	4.500%	4/1/27	150	139
	Omega Healthcare Investors Inc.	4.750%	1/15/28	380	353
[3]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	184
	Physicians Realty LP	4.300%	3/15/27	90	84
	Piedmont Operating Partnership LP	9.250%	7/20/28	370	373
	Prologis LP	3.250%	6/30/26	430	405
	Prologis LP	2.125%	4/15/27	580	519
	Prologis LP	3.375%	12/15/27	400	367
	Prologis LP	4.875%	6/15/28	1,480	1,438
	Public Storage Operating Co.	1.500%	11/9/26	575	513
	Public Storage Operating Co.	1.850%	5/1/28	1,130	967
	Public Storage Operating Co.	5.125%	1/15/29	640	629
	Realty Income Corp.	3.875%	4/15/25	388	377
	Realty Income Corp.	4.625%	11/1/25	1,993	1,946
	Realty Income Corp.	0.750%	3/15/26	292	258
	Realty Income Corp.	4.875%	6/1/26	3,880	3,799
	Realty Income Corp.	4.125%	10/15/26	1,646	1,574
[8]	Realty Income Corp.	1.875%	1/14/27	182	195
	Realty Income Corp.	3.000%	1/15/27	480	440
[8]	Realty Income Corp.	1.125%	7/13/27	400	407
	Realty Income Corp.	3.950%	8/15/27	205	192
	Realty Income Corp.	2.200%	6/15/28	280	238
[7]	Realty Income Corp.	4.875%	7/6/30	119	125
	Regency Centers LP	3.750%	6/15/24	40	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regency Centers LP	3.600%	2/1/27	50	47
	Sabra Health Care LP	5.125%	8/15/26	758	724
	Simon Property Group LP	2.000%	9/13/24	719	693
	Simon Property Group LP	3.375%	10/1/24	1,410	1,372
	Simon Property Group LP	3.500%	9/1/25	1,605	1,540
	Simon Property Group LP	3.250%	11/30/26	800	744
	Simon Property Group LP	1.375%	1/15/27	1,050	916
	STORE Capital Corp.	4.500%	3/15/28	180	158
	UDR Inc.	2.950%	9/1/26	400	370
	Ventas Realty LP	3.500%	4/15/24	445	438
	Ventas Realty LP	2.650%	1/15/25	390	372
	Ventas Realty LP	3.500%	2/1/25	180	173
	Ventas Realty LP	3.250%	10/15/26	765	702
[3]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	276	267
[3]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	210	202
	Welltower OP LLC	4.000%	6/1/25	2,218	2,142
	Welltower OP LLC	4.250%	4/1/26	195	187
[8]	Westfield America Management Ltd.	2.125%	3/30/25	200	227
					80,025
Technology (5.2%)
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	410	369
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	900	868
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	2,910	2,735
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	350	318
	Broadcom Inc.	3.625%	10/15/24	2,886	2,815
	Broadcom Inc.	3.150%	11/15/25	1,560	1,473
	Broadcom Inc.	3.459%	9/15/26	830	779
[3]	Broadcom Inc.	1.950%	2/15/28	520	443
	Broadcom Inc.	4.110%	9/15/28	1,850	1,704
[3]	Clarivate Science Holdings Corp.	3.875%	7/1/28	55	48
[3]	Cloud Software Group Inc.	6.500%	3/31/29	110	97
	Dell International LLC / EMC Corp.	5.850%	7/15/25	2,010	2,007
	Dell International LLC / EMC Corp.	6.020%	6/15/26	6,570	6,590
	Dell International LLC / EMC Corp.	4.900%	10/1/26	1,540	1,503
	Dell International LLC / EMC Corp.	6.100%	7/15/27	310	314
	Dell International LLC / EMC Corp.	5.250%	2/1/28	1,375	1,353
	DXC Technology Co.	1.800%	9/15/26	1,330	1,167
	DXC Technology Co.	2.375%	9/15/28	360	293
[3]	Entegris Escrow Corp.	4.750%	4/15/29	120	108
	Equifax Inc.	2.600%	12/1/24	2,976	2,859
	Equifax Inc.	2.600%	12/15/25	2,125	1,977
	Fidelity National Information Services Inc.	1.150%	3/1/26	570	510
	Fiserv Inc.	3.200%	7/1/26	1,905	1,780
	Fiserv Inc.	5.450%	3/2/28	1,800	1,783
	Fiserv Inc.	5.375%	8/21/28	1,130	1,113
[3]	Gartner Inc.	4.500%	7/1/28	95	87
	Global Payments Inc.	1.500%	11/15/24	1,190	1,130
	Global Payments Inc.	1.200%	3/1/26	2,677	2,388
	Global Payments Inc.	2.150%	1/15/27	3,230	2,847
[3]	GTCR W-2 Merger Sub LLC	7.500%	1/15/31	25	25
	HP Inc.	2.200%	6/17/25	2,920	2,746
	HP Inc.	3.000%	6/17/27	650	591
	HP Inc.	4.750%	1/15/28	273	262
	Intel Corp.	4.875%	2/10/26	2,160	2,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.750%	3/25/27	150	142
	Intel Corp.	3.150%	5/11/27	190	176
	Intel Corp.	3.750%	8/5/27	3,860	3,640
	Intel Corp.	4.875%	2/10/28	2,479	2,431
	International Business Machines Corp.	3.300%	5/15/26	4,710	4,460
	International Business Machines Corp.	4.500%	2/6/28	1,380	1,332
	Juniper Networks Inc.	1.200%	12/10/25	690	622
	NXP BV / NXP Funding LLC	5.350%	3/1/26	520	513
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.700%	5/1/25	400	380
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	870	825
	Oracle Corp.	2.950%	11/15/24	795	770
	Oracle Corp.	2.500%	4/1/25	4,228	4,025
	Oracle Corp.	2.950%	5/15/25	1,570	1,501
	Oracle Corp.	5.800%	11/10/25	1,330	1,334
	Oracle Corp.	1.650%	3/25/26	5,471	4,954
	Oracle Corp.	2.650%	7/15/26	3,202	2,952
	Oracle Corp.	2.800%	4/1/27	1,300	1,180
	Oracle Corp.	3.250%	11/15/27	1,150	1,047
	Oracle Corp.	2.300%	3/25/28	450	389
	Oracle Corp.	4.500%	5/6/28	2,360	2,250
	PayPal Holdings Inc.	3.900%	6/1/27	410	391
[3]	Qorvo Inc.	1.750%	12/15/24	440	414
	QUALCOMM Inc.	3.250%	5/20/27	1,107	1,032
	Roper Technologies Inc.	3.800%	12/15/26	366	346
	S&P Global Inc.	2.450%	3/1/27	2,382	2,170
[3]	Seagate HDD Cayman	8.250%	12/15/29	95	97
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	7,005
[3]	SS&C Technologies Inc.	5.500%	9/30/27	120	113
	Teledyne Technologies Inc.	1.600%	4/1/26	2,650	2,400
	Teledyne Technologies Inc.	2.250%	4/1/28	702	604
	Texas Instruments Inc.	2.900%	11/3/27	1,765	1,618
	Texas Instruments Inc.	4.600%	2/15/28	200	196
	Verisk Analytics Inc.	4.000%	6/15/25	1,780	1,725
[7]	Visa Inc.	1.500%	6/15/26	955	949
	VMware Inc.	4.500%	5/15/25	4,929	4,812
	VMware Inc.	1.400%	8/15/26	3,265	2,881
	VMware Inc.	3.900%	8/21/27	75	70
	VMware Inc.	1.800%	8/15/28	1,020	846
	Workday Inc.	3.500%	4/1/27	1,350	1,259
					111,066
Utilities (5.3%)
	AEP Transmission Co. LLC	3.100%	12/1/26	580	541
	AES Corp.	5.450%	6/1/28	1,080	1,042
[5,10]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.310%	10/9/23	500	318
	Alabama Power Co.	3.750%	9/1/27	1,900	1,793
	Ameren Corp.	2.500%	9/15/24	1,060	1,026
	Ameren Corp.	3.650%	2/15/26	260	248
	Ameren Corp.	1.950%	3/15/27	1,075	958
	Ameren Corp.	1.750%	3/15/28	690	585
	American Electric Power Co. Inc.	5.699%	8/15/25	1,130	1,123
	American Electric Power Co. Inc.	1.000%	11/1/25	325	294
	American Electric Power Co. Inc.	5.750%	11/1/27	916	922
[7]	Amprion GmbH	3.450%	9/22/27	400	412
[5,10]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	4.751%	1/2/24	500	320
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	590	575
[8]	Cadent Finance plc	2.125%	9/22/28	200	206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Calpine Corp.	5.125%	3/15/28	100	89
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	800	794
	CenterPoint Energy Inc.	1.450%	6/1/26	2,010	1,799
	CenterPoint Energy Inc.	5.250%	8/10/26	1,740	1,716
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	360	355
	Consumers Energy Co.	4.650%	3/1/28	2,550	2,488
[10]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	240	150
	Dominion Energy Inc.	3.300%	3/15/25	1,540	1,483
	Dominion Energy Inc.	1.450%	4/15/26	1,188	1,069
	Dominion Energy Inc.	2.850%	8/15/26	500	462
	DTE Energy Co.	1.050%	6/1/25	1,475	1,360
	DTE Energy Co.	2.850%	10/1/26	1,540	1,414
	DTE Energy Co.	4.875%	6/1/28	800	772
	Duke Energy Corp.	0.900%	9/15/25	1,435	1,306
	Duke Energy Corp.	5.000%	12/8/25	870	858
	Duke Energy Corp.	2.650%	9/1/26	709	653
	Duke Energy Corp.	5.000%	12/8/27	700	683
	Duke Energy Corp.	4.300%	3/15/28	1,095	1,037
[7]	Duke Energy Corp.	3.100%	6/15/28	300	297
	Duke Energy Progress LLC	3.250%	8/15/25	300	288
[3]	East Ohio Gas Co.	1.300%	6/15/25	285	264
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	574	556
[3]	Electricite de France SA	5.700%	5/23/28	310	307
[3]	Electricite de France SA	4.500%	9/21/28	200	187
[7]	Enel Finance International NV	0.000%	6/17/27	1,300	1,180
[7]	Energias de Portugal SA	2.875%	6/1/26	300	306
	Entergy Arkansas LLC	3.500%	4/1/26	690	657
	Entergy Corp.	0.900%	9/15/25	1,760	1,598
	Entergy Corp.	2.950%	9/1/26	3,470	3,207
	Entergy Louisiana LLC	0.950%	10/1/24	540	514
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,094
	Evergy Inc.	2.450%	9/15/24	600	580
	Evergy Kansas Central Inc.	2.550%	7/1/26	647	599
	Eversource Energy	0.800%	8/15/25	405	369
	Eversource Energy	4.750%	5/15/26	1,400	1,369
	Eversource Energy	1.400%	8/15/26	750	665
	Eversource Energy	2.900%	3/1/27	1,635	1,491
	Eversource Energy	4.600%	7/1/27	1,100	1,058
	Eversource Energy	5.450%	3/1/28	1,670	1,653
	Exelon Corp.	3.950%	6/15/25	715	691
	Exelon Corp.	3.400%	4/15/26	500	474
	Exelon Corp.	2.750%	3/15/27	1,363	1,237
	Exelon Corp.	5.150%	3/15/28	2,700	2,650
	FirstEnergy Corp.	2.050%	3/1/25	165	154
	FirstEnergy Corp.	1.600%	1/15/26	370	333
	FirstEnergy Corp.	4.150%	7/15/27	115	107
	Georgia Power Co.	2.200%	9/15/24	820	791
	Georgia Power Co.	4.650%	5/16/28	3,490	3,362
	ITC Holdings Corp.	3.250%	6/30/26	300	281
[3]	ITC Holdings Corp.	4.950%	9/22/27	690	671
	ITC Holdings Corp.	3.350%	11/15/27	880	803
[3]	Metropolitan Edison Co.	5.200%	4/1/28	540	526
[3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	350	325
	National Fuel Gas Co.	5.500%	1/15/26	295	290
	National Fuel Gas Co.	5.500%	10/1/26	725	715
[7]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	700	711
[8]	National Grid Electricity Distribution plc	3.500%	10/16/26	132	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Grid plc	5.602%	6/12/28	1,020	1,009
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	520	494
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	417	383
[10]	Network Finance Co. Pty. Ltd.	2.579%	10/3/28	1,270	699
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	940	937
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	870	771
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,000	963
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	121	118
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	45	41
	NiSource Inc.	5.250%	3/30/28	1,330	1,304
	NRG Energy Inc.	6.625%	1/15/27	47	46
	NSTAR Electric Co.	3.250%	11/15/25	290	276
	NSTAR Electric Co.	3.200%	5/15/27	1,375	1,278
	NTPC Ltd.	4.375%	11/26/24	200	196
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	292	265
[3]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	1,790	1,707
	Pacific Gas and Electric Co.	3.500%	6/15/25	515	489
	Pacific Gas and Electric Co.	3.450%	7/1/25	475	451
	Pacific Gas and Electric Co.	3.150%	1/1/26	4,112	3,823
	Pacific Gas and Electric Co.	2.100%	8/1/27	586	500
	PacifiCorp	3.350%	7/1/25	600	574
[3]	Pennsylvania Electric Co.	5.150%	3/30/26	290	285
	PG&E Recovery Funding LLC	5.045%	7/15/34	815	797
	Public Service Electric and Gas Co.	3.000%	5/15/25	275	264
	Public Service Enterprise Group Inc.	0.800%	8/15/25	1,755	1,603
	Public Service Enterprise Group Inc.	5.850%	11/15/27	2,440	2,454
	Puget Energy Inc.	3.650%	5/15/25	443	425
[3]	Rayburn Country Securitization LLC	2.307%	12/1/32	279	247
	Sempra	3.300%	4/1/25	1,040	1,000
	Southern California Edison Co.	3.700%	8/1/25	400	385
	Southern California Edison Co.	1.200%	2/1/26	200	180
	Southern California Edison Co.	5.300%	3/1/28	760	751
	Southern California Edison Co.	5.650%	10/1/28	830	829
	Southern California Gas Co.	2.600%	6/15/26	680	630
	Southern California Gas Co.	2.950%	4/15/27	825	757
	Southern Co.	5.150%	10/6/25	530	524
	Southern Co.	5.113%	8/1/27	1,500	1,471
	Southern Co.	1.750%	3/15/28	30	25
	Southern Co.	4.850%	6/15/28	2,060	1,990
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	150	141
	Southern Power Co.	0.900%	1/15/26	300	269
	Southwestern Electric Power Co.	1.650%	3/15/26	1,230	1,114
	Southwestern Electric Power Co.	4.100%	9/15/28	640	594
	Union Electric Co.	2.950%	6/15/27	535	491
[10]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	270	171
[10]	Victoria Power Networks Finance Pty. Ltd.	2.132%	4/21/28	600	327
	Virginia Electric and Power Co.	3.100%	5/15/25	300	288
	Virginia Electric and Power Co.	3.150%	1/15/26	680	644
	Virginia Electric and Power Co.	2.950%	11/15/26	1,630	1,509
	Virginia Electric and Power Co.	3.500%	3/15/27	800	748
	Virginia Electric and Power Co.	3.750%	5/15/27	800	755
	Virginia Electric and Power Co.	3.800%	4/1/28	540	503
[3]	Vistra Operations Co. LLC	5.500%	9/1/26	680	648
	WEC Energy Group Inc.	5.000%	9/27/25	920	906
	WEC Energy Group Inc.	4.750%	1/9/26	4,890	4,789
	WEC Energy Group Inc.	5.150%	10/1/27	1,045	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WEC Energy Group Inc.	4.750%	1/15/28	3,020	2,917
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,000	997
	Xcel Energy Inc.	3.350%	12/1/26	735	685
	Xcel Energy Inc.	1.750%	3/15/27	1,175	1,033
	Xcel Energy Inc.	4.000%	6/15/28	1,320	1,236
					114,094
Total Corporate Bonds (Cost $1,872,381)					1,778,812
Floating Rate Loan Interests (0.3%)
[5]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.338%	4/20/28	63	65
[5]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	8.160%	4/18/29	10	10
[5]	Berry Global Inc. Term Loan Z, TSFR3M + 1.750%	7.293%	7/1/26	27	27
[5]	CDK Global Inc. Term Loan B, TSFR3M + 4.250%	9.640%	7/6/29	35	35
[5]	Chemours Co. Term Loan B, TSFR1M + 2.500%	7.818%	8/18/28	210	209
[5]	Clarios Global LP Incremental Term Loan, TSFR1M + 3.750%	9.066%	5/6/30	90	90
[5]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.431%	8/2/27	32	32
[5,13]	GTCR W Merger Sub LLC	—%	9/20/30	35	35
[5]	Hilton Domestic Operating Co. Inc. Term Loan B-2, TSFR1M + 1.750%	7.170%	6/22/26	15	15
[5]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.180%	3/1/29	40	39
[5]	Medline Borrower LP Term Loan B, TSFR1M + 3.250%	8.681%	10/23/28	44	44
[5]	Mileage Plus Holdings LLC Term Loan B, TSFR3M + 5.250%	10.798%	6/21/27	103	107
[5]	NCR Atleos LLC Term Loan, TSFR1M + 4.750%	10.167%	3/22/29	50	48
[5]	Oracle Corp. Term Loan A-1, TSFR1M + 1.600%	7.020%	8/16/27	5,000	4,900
[5]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 1.750%	7.170%	4/11/25	267	267
[5]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 2.000%	7.652%	11/6/28	1,045	1,044
[5]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.076%	10/20/27	77	79
[5]	Star Parent Inc. Term Loan, TSFR3M + 4.000%	9.386%	9/27/30	70	68
[5]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 2.250%	7.666%	5/24/30	88	88
Total Floating Rate Loan Interests (Cost $7,266)					7,202
Sovereign Bonds (1.0%)
[3]	Airport Authority Hong Kong	4.875%	1/12/26	1,055	1,044
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	205
	Corp. Andina de Fomento	1.250%	10/26/24	1,981	1,882
	Corp. Andina de Fomento	4.750%	4/1/26	704	687
[3]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	43
	Dominican Republic	6.000%	7/19/28	529	503
	Dominican Republic	5.500%	2/22/29	475	435
	Federative Republic of Brazil	8.750%	2/4/25	629	658
	Fondo MIVIVIENDA SA	4.625%	4/12/27	239	226
[7]	Kingdom of Morocco	1.375%	3/30/26	796	765
[3]	Korea Electric Power Corp.	5.375%	7/31/26	1,480	1,473
	Korea National Oil Corp.	0.875%	10/5/25	600	545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Magyar Export-Import Bank Zrt	6.125%	12/4/27	600	591
[7,14]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	534
[7]	Republic of Chile	0.100%	1/26/27	570	525
	Republic of Hungary	5.375%	3/25/24	204	204
[7]	Republic of Hungary	1.125%	4/28/26	1,000	964
[7]	Republic of Korea	0.000%	10/15/26	257	241
	Republic of Panama	3.750%	3/16/25	1,362	1,314
	Republic of Peru	7.350%	7/21/25	642	660
	Republic of Peru	2.844%	6/20/30	1,325	1,118
	Republic of Peru	2.783%	1/23/31	1,098	900
[7]	Republic of Serbia	3.125%	5/15/27	729	695
	Republic of Uzbekistan	4.750%	2/20/24	260	257
[7]	Romania	2.750%	2/26/26	311	312
[3]	Romania	5.250%	11/25/27	733	713
	Romania	5.250%	11/25/27	302	294
[7]	Romania	6.625%	9/27/29	285	309
[7]	Romania	2.500%	2/8/30	196	169
[7]	Romania	1.750%	7/13/30	120	96
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	734
	Sultanate of Oman	4.750%	6/15/26	600	582
	United Mexican States	5.400%	2/9/28	1,920	1,891
	United Mexican States	2.659%	5/24/31	600	474
Total Sovereign Bonds (Cost $23,615)					22,043
Taxable Municipal Bonds (0.1%)
[15]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	449
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	135	127
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	815	711
Total Taxable Municipal Bonds (Cost $1,369)					1,287

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[16]	Vanguard Market Liquidity Fund (Cost $15,885)	5.391%	158,869	15,885
Total Investments (99.7%) (Cost $2,251,748)				2,148,817
Other Assets and Liabilities—Net (0.3%)				6,108
Net Assets (100%)				2,154,925
Cost is in $000.
1	Securities with a value of $1,413,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $816,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $120,765,000, representing 5.6% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Face amount denominated in euro.
8	Face amount denominated in British pounds.
9	Guaranteed by the Republic of Azerbaijan.
10	Face amount denominated in Australian dollars.
11	Non-income-producing security—security in default.
12	Security value determined using significant unobservable inputs.
13	Represents an unsettled loan as of September 30, 2023. The coupon rate is not known until the settlement date.
14	Guaranteed by the Republic of Hungary.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	159	32,231	(48)
5-Year U.S. Treasury Note	December 2023	210	22,125	—
				(48)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year Japanese Government Bond	December 2023	(14)	(13,580)	109
10-Year U.S. Treasury Note	December 2023	(2)	(216)	3
AUD 3-Year Treasury Bond	December 2023	(38)	(2,574)	20
Euro-Bobl	December 2023	(141)	(17,255)	237
Euro-Schatz	December 2023	(1)	(111)	—
Long Gilt	December 2023	(13)	(1,493)	10
Long U.S. Treasury Bond	December 2023	(2)	(228)	14
Ultra 10-Year U.S. Treasury Note	December 2023	(13)	(1,450)	44
				437
				389

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	12/20/23	AUD	199	USD	128	—	—
Toronto-Dominion Bank	12/20/23	JPY	9,815	USD	67	—	(1)
Bank of Montreal	12/20/23	JPY	592	USD	4	—	—
Bank of Montreal	12/20/23	USD	8,926	AUD	13,831	8	—
State Street Bank & Trust Co.	10/20/23	USD	28,547	EUR	26,755	236	—
Barclays Bank plc	10/20/23	USD	168	EUR	157	2	—
Bank of America, N.A.	10/20/23	USD	139	EUR	129	2	—
Bank of America, N.A.	10/20/23	USD	85	EUR	80	—	—
State Street Bank & Trust Co.	10/20/23	USD	63	EUR	60	—	—
Morgan Stanley Capital Services Inc.	12/20/23	USD	8,122	GBP	6,550	125	—
Toronto-Dominion Bank	10/20/23	USD	777	GBP	626	13	—
State Street Bank & Trust Co.	12/20/23	USD	85	JPY	12,486	—	—
						386	(1)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S41-V1	12/21/28	USD	54,130	1.000	679	(64)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	(2)	—	—	(2)
American Express Co./A2	12/23/25	GSI	100	1.000	2	2	—	—
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
AT&T Inc./Baa2	12/21/23	BARC	5,240	1.000	7	7	—	—
AT&T Inc./Baa2	12/21/23	BARC	1,320	1.000	2	2	—	—
Boeing Co./Baa2	6/21/24	GSI	635	1.000	3	2	1	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Dow Chemical Co./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
Enbridge Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	—	—	—	—
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Lincoln National Corp./Baa1	12/23/25	GSI	100	1.000	(1)	1	—	(2)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
People’s Republic of China/A1	6/21/24	GSI	295	1.000	2	1	1	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	2	1	1	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
					39	34	9	(4)

Credit Protection Purchased
Boeing Co.	12/21/24	JPMC	310	(1.000)	(3)	6	—	(9)
					36	40	9	(13)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
The portfolio had no open swaption contracts at September 30, 2023.
G. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	275,982	—	275,982
Asset-Backed/Commercial Mortgage-Backed Securities	—	47,606	—	47,606
Corporate Bonds	—	1,778,812	—	1,778,812
Floating Rate Loan Interests	—	7,202	—	7,202
Sovereign Bonds	—	22,043	—	22,043
Taxable Municipal Bonds	—	1,287	—	1,287
Temporary Cash Investments	15,885	—	—	15,885
Total	15,885	2,132,932	—	2,148,817
Derivative Financial Instruments
Assets
Futures Contracts[1]	437	—	—	437
Forward Currency Contracts	—	386	—	386
Swap Contracts	—	9	—	9
Total	437	395	—	832
Liabilities
Futures Contracts[1]	48	—	—	48
Forward Currency Contracts	—	1	—	1
Swap Contracts	64[1]	13	—	77
Total	112	14	—	126
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.